Filed with the U.S. Securities and Exchange Commission on August 14, 2024
1933 Act Registration File No. 333-201530
1940 Act File No. 811-23024

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	117	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	119	[	X	]
(Check appropriate box or boxes.)

PACER FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
500 Chesterfield Parkway,
Malvern, Pennsylvania 19355
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (610) 644-8100
Joe M. Thomson, Chairman and President
Pacer Funds Trust
500 Chesterfield Parkway,
Malvern, Pennsylvania 19355
(Name and Address of Agent for Service)

With Copies to:

John F. Ramirez
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on August 15, 2024 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 117 to the registration statement of Pacer Funds Trust (the “Trust”) is being filed for the purpose of responding to Staff comments with respect to adding Pacer Metarus Nasdaq 100 Dividend Multiplier 600 ETF, Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF, Pacer MSCI World Industry Advantage ETF and Pacer Nasdaq International Patent Leaders as new series of the Trust, and to make other permissible changes under Rule 485(b).

PROSPECTUS
August 15, 2024

QSIX	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
the above is listed on NYSE Arca, Inc.

GLBL	Pacer MSCI World Industry Advantage ETF
the above is listed on Cboe BZX Exchange, Inc.

QQQG	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
PATN	Pacer Nasdaq International Patent Leaders ETF
each of the above is listed on The Nasdaq Stock Market LLC

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: *ARE NOT FDIC INSURED *MAY LOSE VALUE *ARE NOT BANK GUARANTEED

SUMMARY SECTION

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Investment Objective
The Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Metaurus Nasdaq Dividend Multiplier Total Return Index - Series 600 (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.60%

* Estimated for the current fiscal year
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$61	$192
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Metaurus Advisors LLC (“Metaurus”), the Fund’s sub-adviser and the Fund’s index provider. Solactive AG serves as the calculation agent for the Index. Metaurus is not affiliated with Pacer Advisors, Inc., the Fund’s investment adviser. All or a portion of the methodologies and algorithms used to calculate the Index are covered by one or more granted or pending U.S. patents owned by Metaurus.
The Index
The Index, as designed, has two components: (i) a Nasdaq-100 component (the “Nasdaq-100 Component”) and (ii) a dividend component (the “Dividend Component”) consisting of long positions in annual futures contracts that provide exposure to ordinary dividends paid on the common stocks of companies included in the Nasdaq-100® Index (the “Nasdaq-100”). The Nasdaq-100 is designed to measure the performance of 100 of the largest non-financial companies by
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modified market capitalization listed on the Nasdaq Global Select Market or the Nasdaq Global Market. The Nasdaq-100 generally includes securities issued by U.S. and non-U.S. issuers, including American Depositary Receipts (“ADRs”), common stocks, ordinary shares and tracking stocks; real estate investment trusts, special purpose acquisition companies and when-issued securities are not typically eligible for index inclusion. The Nasdaq-100 is reconstituted annually in December. The Dividend Component is designed to give the Fund exposure to approximately 600% of the ordinary dividends the Fund would otherwise have expected to receive from its investment in the Nasdaq-100 Component. The Dividend Component consists of annual futures contracts whose value represents the market’s expectation of the amount of ordinary dividends to be paid by Nasdaq-100 companies during the term of the futures contract (“Nasdaq-100 Dividend Futures”). As of July 31, 2024, the Nasdaq-100 Component comprised approximately 88.7% of the Index.
Nasdaq-100 Dividend Futures seek to allow investors in these instruments to obtain exposure to the actual dividend value that will be paid by the Nasdaq-100 constituent companies over a period of time. The amount of such futures contracts will generally result in exposure to such dividends that is significantly greater than the amount of dividends that the Fund would normally receive from its direct investment in Nasdaq-100 constituent companies (i.e., approximately 600% of such dividends that the Fund would normally have received). Nasdaq-100 Dividend Futures provide for the future sale by one party and purchase by another party of a specified dividend value of the Nasdaq-100 at a specified future time and at a specified price. Nasdaq-100 Dividend Futures are standardized contracts traded on a recognized U.S. exchange. The Fund’s investment in Nasdaq-100 Dividend Futures will generally include the three most current annual Nasdaq-100 Dividend Futures contracts (e.g., in September 2024, the Fund would invest in the 2024, 2025, and 2026 contracts).
The Dividend Component will typically be comprised of the first three annual maturities of annual Nasdaq-100 Dividend Futures. The three annual Nasdaq-100 Dividend Futures that will comprise the Dividend Component at any time will typically have an equal-share representation within the Index. Specifically, the Dividend Component will be comprised of one contract of each maturity. The allocation (or weighting) within the Index between the Dividend Component and the Nasdaq-100 Component will be determined such that the Index’s total exposure to the ordinary dividends to be paid by the companies that comprise the Nasdaq-100 Index over the next three years will equal 600%.
Each December, upon the expiry of the current year’s annual Nasdaq-100 Dividend Futures contract, the Dividend Component within the Index will be reconstituted, and the then 3-year maturity annual contract will be incorporated to the Dividend Component. For example, in December of 2024, upon expiry, the 2024 annual Nasdaq-100 Dividend Futures contract will be removed from the Dividend Component and replaced with the 2027 annual Nasdaq-100 Dividend Futures contract. The Dividend Component will then be comprised of one contract each of the 2025, 2026, and 2027 maturities. Once the Dividend Component is reconstituted, the Index will be rebalanced and new weightings between the Dividend Component and the Nasdaq-100 Component will be established for the upcoming year. The new weightings will be determined such that, for the next year, the total exposure to the next three years of ordinary dividend to be paid by the companies in the Nasdaq-100 Index will be 600%.
The Index is rebalanced annually each December, at the end of the trading day on which the current year’s Nasdaq-100 Dividend Futures expire. At each rebalancing date, the Nasdaq-100 Component will be reconstituted to reflect the current Nasdaq-100 constituent companies and the current year’s annual Nasdaq-100 Dividend Futures will be replaced by the then closest maturing contract in three years. On the Index rebalancing date, the composition of the Index is expected to change.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will seek to invest in all of the component securities of the Index in the same approximate proportion as in the Index. The Fund attempts to replicate the Nasdaq-100 Component by investing in equity securities that are included in the Nasdaq-100, long positions in futures contracts on the Nasdaq-100, or exchange-traded funds (“ETFs”) that invest in the equity securities that are included in the Nasdaq-100. The Fund attempts to replicate the Dividend Component through long positions in exchange-traded Nasdaq-100 Dividend Futures.
To collateralize the Fund’s long positions in Nasdaq-100 Dividend Futures, the Fund may hold U.S. Treasury securities with maturity dates similar to the expiration dates of the Nasdaq-100 Dividend Futures. The Fund may also collateralize
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the long positions with cash or cash equivalents. The Fund holds cash, cash equivalents, or U.S. Treasury securities in approximately the same amount as the notional value of the Nasdaq-100 Dividend Futures in order to offset any embedded leverage.
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in a combination of large cap growth equity securities and dividend-paying large cap equity securities (i.e., the component securities of the Index, including economic equivalents), and derivatives based on those securities (i.e., the Nasdaq-100 Dividend Futures that are used to construct the Dividend Component). The Fund defines “equity securities” to mean common and preferred stocks, rights, warrants, depositary receipts and ETFs that invest in the equity securities of companies included in the Nasdaq-100 Index. For purposes of this 80% investment policy, (i) the Fund will consider the underlying holdings of any ETFs in which the Fund invests, (ii) the notional value of the futures contracts that make up the Dividend Component, and (iii) the Fund will have some large cap growth investments, some dividend paying large cap investments, and some investments in both of these categories.
The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
~~▪~~Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Concentration Risk. If the Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. In such event, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
▪Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Derivatives Risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures contracts. Derivatives typically have economic leverage inherent in their terms. Futures contracts can be highly volatile, illiquid, and difficult to value. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. A small position in futures contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts.
▪Futures Contract Risk. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the underlying
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securities or index and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) the possibility that the counterparty will default in the performance of its obligations; and (d) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it maybe disadvantageous to do so. The settlement price of Nasdaq-100 Dividend Futures or similar futures held by the Fund only reflect unadjusted ordinary dividends declared and paid in the contract period on the individual companies included in the Index. Any special dividends, extraordinary dividends and return of capital payments paid by a company included in the Index will not be reflected in the settlement value of the Nasdaq-100 Dividend Futures or similar futures held by the Fund. A special dividend is a non-recurring dividend distributed by a company that is separate from the regular cycle of dividends and may be larger than a company’s typical dividend payment, such as the spin-off of assets of the company being distributed to shareholders. The Fund may not perform as well if the actual future growth in dividends paid on common stocks is below the expected growth in dividends, as reflected in the market prices at which the Fund buys the Nasdaq-100 Dividend Futures.
▪Dividends Risk. There can be no assurance that a dividend-paying company will continue to make regular dividend payments. The ability for a company to pay dividends is dependent on the economic climate and the companies’ current earnings and capital resources. Changes in economic conditions or a company’s earnings or financial resources could cause a company to reduce its dividend payments or suspend the payment of dividends altogether. The possibility that such companies could reduce or eliminate the payment of dividends in the future, especially if the companies are facing an economic downturn, could negatively affect the Fund’s performance.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪Growth Investing Risk. Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
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◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Government Obligations Risk. The Fund may invest in securities issued by the U.S. government. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government may decline or be negative for short or long periods of time.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Index Provider Risk. There is no assurance that Metaurus (the Fund’s index provider) or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, rebalanced, calculated or disseminated accurately. The Fund relies upon Metaurus and its agents to compile, determine, maintain, construct, rebalance, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by Metaurus or its agents generally will be borne by the Fund and its shareholders.
▪International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
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▪New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in other investment companies such as ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the “ETF Risks” described above.
▪Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
▪Trading Halt Risk. The Fund invests in futures contracts. The major exchanges on which these contracts are traded have established limits on how much the trading price of a futures contract may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities.
Fund Performance
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Investment Sub-Adviser
Metaurus Advisors LLC (“Metaurus” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund.
Portfolio Managers
Richard P. Silva, Jr. and Brendan Greenwald, employees of the Sub-Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and have served as Fund portfolio managers since the Fund’s inception in 2024.
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Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, and their related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Pacer MSCI World Industry Advantage ETF
Investment Objective
The Pacer MSCI World Industry Advantage ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the MSCI World Ricardo Comparative Advantage Select GDP Tilted Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.65%

* Estimated for the current fiscal year
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$66	$208
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by MSCI Index Metrics (the “Index Provider”).
MSCI World Ricardo Comparative Advantage Select GDP Tilted Index
The Index is a rules-based index that aims to represent the performance of the securities from a set of countries which have the highest active weight in each of the twenty-five GICS® Industry Groups as measured against the MSCI World Index (the “Parent Index”). GICS® Industry Groups comprise one of the four tiers of GICS®, a hierarchical industry classification system maintained by MSCI and S&P Dow Jones Indices. The Index incorporates a gross domestic product (“GDP”) tilt by reweighting the screened securities relative to their corresponding country’s GDP. Securities in the eligible universe of the constituent companies of the Parent Index are screened to identify the country with the highest active country weight in each GICS® Industry Group. Securities with a three-month average daily traded value greater than or equal to $5 million are eligible for inclusion in the Index. The securities that meet the screening criteria are grouped by country and each group is weighted by the product of their aggregated free-float adjusted market capitalization
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and the corresponding country’s gross domestic product. Additionally, the constituent security weights are capped at 5% to mitigate concentration risk in the Index. In case it is not feasible to cap the security weights at 5%, the capping will be relaxed to 10% in steps of 1%.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) on a quarterly basis, coinciding with the February, May, August and November index reviews of the Parent Index.
As of July 31, 2024, the Index was composed of 1,429 constituents. The Index was established in 2024 and is owned and maintained by the Index Provider.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to have significant exposure to companies in the Industrials and Information Technology Sectors. In addition, the Index may have significant exposure to one or more countries at any given time. As of January 10, 2024, the Index had significant exposure to European companies. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
~~▪~~Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform
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these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪European Investment Risk. The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The risks of investing in the United Kingdom (UK) have been heightened as a result of Brexit, the formal steps taken by the United Kingdom to exit the EU, which has resulted in increased volatility and triggered political, economic, and legal uncertainty. Although the UK has formally left the EU, uncertainty remains as to the long-term consequences of Brexit and issuers in the UK may experience lower growth as a result.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be
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subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Industrials Sector Risk. The Fund may invest in companies in the industrials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information
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technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
~~▪~~Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Fund Performance
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Kavanaugh and Wang have served as portfolio managers since the Fund’s inception.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Investment Objective
The Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Pacer Nasdaq-100 Top 50 Free Cash Flow Margin Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.49%
* Estimated for the current fiscal year
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$50	$157
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Index Design Group (the “Index Provider” or “IDG”), an affiliate of Pacer Advisors, Inc., the Fund’s investment adviser (the “Adviser”).
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The Index

The Index uses a rules-based methodology that seeks to provide exposure to large-capitalization U.S. companies with above average free cash flow margins. Companies with above average free cash flow margins are commonly referred to as “cash cows.”
The initial Index universe is typically derived from the component companies of the Nasdaq-100 Index® (the “Nasdaq-100”). The initial universe of companies is typically screened based on their average projected free cash flows and earnings (if available) over each of the next two fiscal years. Companies for which information on their projected free cash flows or earnings is not available will typically remain in the Index universe. A company’s projected free cash flows and earnings are typically determined by the Index Provider. Companies with negative average projected free cash flows or earnings are typically removed from the Index universe. Additionally, companies in the financial or real estate sectors, real estate investment trusts, special purpose acquisition companies and when-issued securities are typically excluded from the Index universe.

Free Cash Flow (FCF): A company’s cash flow from operations minus capital expenditures.
Sales: The value of what a company sold to its customers during a given period; also known as revenue.
Free Cash Flow Margin: FCF / Sales

The remaining companies are typically ranked by their free cash flow margin (defined as a company's free cash flow divided by sales) for the trailing twelve month period. The equity securities of the 50 companies with the highest free cash flow margin are typically included in the Index. Companies included in the Index are typically weighted by their price momentum score and a company’s price momentum score is typically calculated on each of the reconstitution dates.
The weight of any individual company included in the Index is typically capped at 5%. Weight above the 5% limitation is typically redistributed among the other Index constituents in proportion to their weights. As of July 31, 2024, the companies included in the Index had a market capitalization of $28.1 billion to $3.3 trillion. As of July 31, 2024, the Index had significant exposure to the information technology sector. The Index is typically reconstituted and rebalanced quarterly as of the close of business on the third Friday of February, May, August and November based on data as of the first Friday of the applicable rebalance month
The Nasdaq-100 is designed to measure the performance of 100 of the largest non-financial companies by modified market capitalization listed on the Nasdaq Global Select Market or the Nasdaq Global Market. The Nasdaq-100 generally includes securities issued by U.S. and non-U.S. issuers, including american depositary receipts (“ADRs”), common stocks, ordinary shares and tracking stocks; real estate investment trusts are not eligible for index inclusion.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will seek to invest at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) in growth securities (i.e., the component securities of the Index). The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to have significant exposure to companies in the Information Technology Sector. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
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~~▪~~Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
~~▪~~Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
~~▪~~Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪Growth Investing Risk. Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
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◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
▪Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
▪New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of
18

information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
~~▪~~Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Fund Performance
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser
The Adviser serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Kavanaugh and Wang have served as portfolio managers since the Fund’s inception.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to
19

recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
20

Pacer Nasdaq International Patent Leaders ETF
Investment Objective
The Pacer Nasdaq International Patent Leaders ETF (the “Fund”) employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Nasdaq International Patent Leaders Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.65%

* Estimated for the current fiscal year
Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$66	$208
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed and maintained by Nasdaq, Inc (the “Index Provider”).
Nasdaq International Patent Leaders Index
The Index is a rules-based full market capitalization-weighted index that consists of companies from the Nasdaq Global Ex United States Large Mid Cap Index with the most valuable patent portfolios.
The Index universe consists of all issuers from the Nasdaq Global Ex United States Large Mid Cap Index. Issuers of all eligible securities are ranked by the patent values as determined by IPR Strategies. IPR Strategies is an independent data provider that seeks to determine the potential value of an issuer by quantifying such issuer’s intangible assets, such as its intellectual property and research and development activities, as represented by patents held by such issuer. To value a company’s patent portfolio, IPR Strategies utilizes a proprietary valuation model that takes into account patent data collected from multiple sources, including patent offices and corporate filings, as well as a variety of other economic data, including actual values from previously traded patents. The model determines a “patent value estimate,” which represents
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the estimated dollar value of an issuer’s portfolio of patents. The 100 issuers with the largest patent values as determined by IPR Strategies are selected for inclusion in the Index.
The Index is reconstituted and rebalanced (i.e., companies are added or deleted and weights are reset based on Index rules) semi-annually in June and December.
As of July 18, 2024, the Index was composed of 100 constituents. The Index was established on June 24, 2024 and is owned and maintained by the Index Provider.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Index.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to have significant exposure to companies in the Information Technology sectors. In addition, the Index may have significant exposure to one or more countries at any given time. The Index, and consequently the Fund, is expected to have significant exposure to Japanese companies. The Fund is non-diversified and therefore may invest a larger percentage of its assets in the securities of a single issuer or small number of issuers than diversified funds.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
~~▪~~Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included components or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
▪Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies, such as the euro, or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
▪Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
▪ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
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◦Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. ETF shares can only be redeemed in creation units by APs. Individual shareholders may only purchase and sell ETF shares on a secondary market.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The Nasdaq Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.
▪Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Foreign securities held by the Fund may trade on markets that are closed when U.S. markets are open, which may lead to a difference in the value of the Fund and the underlying foreign securities.
▪Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economic growth rate has remained relatively low for an extended period of time and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
▪International Operations Risk. Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign
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laws, including corporate governance, operations, taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
▪Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.
▪New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.
▪Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
▪Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.
▪Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
~~▪~~Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
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Fund Performance
Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.PacerETFs.com or by calling the Fund toll-free at 1-877-337-0500.
Management
Investment Adviser
Pacer Advisors, Inc. (the “Adviser”) serves as investment adviser to the Fund.
Portfolio Managers
The Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Fund. Bruce Kavanaugh, Vice President of the Adviser, and Danke Wang, CFA, FRM, Portfolio Manager for the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Kavanaugh and Wang have served as portfolio managers since the Fund’s inception.
Buying and Selling Fund Shares
The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.PacerETFs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT THE FUNDS
Additional Information About Each Fund’s Investment Objective
Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without a vote of shareholders upon written notice to shareholders.
Each Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the applicable Index in the same approximate proportion as in such Index, but may, when the Adviser believes it is in the best interests of such Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the applicable Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the applicable Index as a whole (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to a Fund but not to its Index).
Additional Information About Each Index and the Underlying Indices
Each Index is calculated by a third party calculation agent that is not affiliated with the Funds, the Index Provider, the Adviser, or the Funds’ distributor. Each such calculation agent shall have no liability for any errors or omissions in calculating any Index.
Each Index for which IDG is the Index Provider is owned by IDG, an affiliate of the Adviser, and was created and is sponsored by the Adviser or one of its affiliates.
The Metaurus Nasdaq Dividend Multiplier Total Return Index - Series 600 is the property of Metaurus Advisors LLC (“Metaurus”), which has contracted with Solactive AG to calculate and maintain the Index.
Additional Information about the Principal Risks of Investing in the Funds
This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in each of the Fund Summaries. The factors below apply to the Funds as noted earlier in the Fund Summaries Section. Each of the factors below could have a negative impact on the applicable Fund’s performance and trading prices. As in each Fund Summary above, the principal risks below are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk described below is considered a “principal risk” of investing in the applicable Fund, regardless of the order in which it appears.
Calculation Methodology Risk
The Fund’s Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Concentration Risk
Concentration of investments may increase the risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.
Currency Exchange Rate Risk
Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is
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influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.
Derivatives Risk
The performance of derivative instruments depends largely on the performance of an underlying asset, and derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. The Fund intends to collateralize its derivatives exposure to offset any embedded leverage. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.
Other risks include the inability to close out a position because the trading market becomes illiquid. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. Some derivatives can be particularly sensitive to changes in market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if Metaurus elects not to do so due to availability, cost or other factors.
Dividends Risk
There can be no assurance that a dividend-paying company will continue to make regular dividend payments. The ability for a company to pay dividends is dependent on the economic climate and the companies’ current earnings and capital resources. Changes in economic conditions or a company’s earnings or financial resources could cause a company to reduce its dividend payments or suspend the payment of dividends altogether. The possibility that such companies could reduce or eliminate the payment of dividends in the future, especially if the companies are facing an economic downturn, could negatively affect the Fund’s performance.
Equity Market Risk
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; local, regional or global events such as acts of terrorism or war, including Russia’s invasion of Ukraine; and global or regional political, economic, public health, and banking crises.
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Growth Investing Risk
Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than “undervalued” companies, for example. A smaller company with a promising product and/or operating in a dynamic field may have greater potential for rapid earnings growth than a larger one. Additionally, many companies in certain market sectors like health care and technology are faster-growing companies with limited operating histories and greater business risks, and their potential profitability may be dependent on regulatory approval of their products or developments affecting those sectors, which increases the volatility of these companies’ securities prices and could have an adverse impact upon the companies’ future growth and profitability.
ETF Risks
The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
•APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares of a Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. To the extent the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
•Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
•Shares of a Fund May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although Shares are listed for trading on its applicable Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than its applicable Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of its applicable Exchange, make trading in Shares inadvisable. In addition, trading in Shares on its applicable Exchange is subject to trading halts caused by extraordinary market volatility pursuant to each Exchange’s “circuit breaker” rules, which temporarily halt trading on such Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to each Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In
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stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those Shares.
European Investments Risk
The Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the EU. The EU requires compliance by member countries with restrictions on inflation rates, deficits, interest rates and debt levels, as well as fiscal and monetary controls, each of which may significantly affect every country in Europe, including those countries that are not members of the EU. Changes in imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, including, without limitation, the pending threat of default by Greece, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners.
The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries, including Greece, Ireland, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. The occurrence of terrorist incidents throughout Europe also could impact financial markets. The impact of these events is not clear but could be significant and far-reaching and adversely affect the value of the Fund. The Fund’s investments could be negatively impacted by any economic or political instability in any European country.
The United Kingdom’s departure from the EU (referred to as “Brexit”) continues to cause significant uncertainty and may adversely impact the financial results and operations of various European companies and economies. The effects of Brexit will largely depend on any agreements the UK makes to retain access to EU markets. Brexit may result in legal and tax uncertainty and divergent national laws and regulations as the UK determines which EU laws to replace or replicate. The UK may be less stable than it has been in recent years and investments in the UK may be more volatile. Additionally, Brexit could lead to global economic uncertainty and result in significant volatility in the global stock markets and currency exchange rate fluctuations. Any of these effects of Brexit, and other consequences that are difficult to predict at this time, could adversely affect the value of a Fund’s investments.
Government Obligations Risk
The Fund may invest in securities issued by the U.S. government. The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. On August 2, 2019, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2019, which suspends the statutory debt limit through July 31, 2021. Any controversy or ongoing uncertainty regarding the statutory debt limit negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a
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result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.
Foreign Securities Risk
Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Fund Shares may trade on days when foreign exchanges are close. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Futures Contract Risk
The successful use of futures contracts draws upon the Adviser or Sub-Adviser’s, as applicable, skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) the possibility that the counterparty will default in the performance of its obligations; and (d) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it maybe disadvantageous to do so. The Nasdaq-100 Dividend Futures held by the Fund only reflect ordinary dividends paid on the common stocks included the Nasdaq-100. Any special dividends paid by a company will not be reflected in the settlement value of the Nasdaq-100 Dividend Futures. A special dividend is a non-recurring dividend distributed by a company that is separate from the regular cycle of dividends and may be larger than a company’s typical dividend payment, such as the spin-off of assets of the company being distributed to shareholders. The Fund may not perform as well if the actual future growth in dividends paid on common stocks is below the expected growth in dividends, as reflected in the market prices at which the Fund buys the Nasdaq-100 Dividend Futures.
Index Provider Risk
There is no assurance that an Index Provider or any agents that act on its behalf, will compile an Index accurately, or that an Index will be determined, maintained, constructed, rebalanced, calculated or disseminated accurately. As noted herein, the Fund relies upon the Index Provider and its agents to compile, determine, maintain, construct, rebalance, calculate (or arrange for an agent to calculate), and disseminate each Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders. To correct any such error, the Index Provider or its agents may carry out an unscheduled rebalance of an Index or other modification of Index constituents or weightings. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Errors in respect of the quality, accuracy, and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the Index is less commonly used as a benchmark by funds or advisors. The Index Provider and its agents rely on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates.
International Operations Risk
Investments in companies with significant business operations outside of the United States may involve certain risks that may not be present with investments in U.S. companies. For example, international operations may be subject to risk of loss due to foreign currency fluctuations; changes in foreign political and economic environments, regionally, nationally, and locally; challenges of complying with a wide variety of foreign laws, including corporate governance, operations,
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taxes, and litigation; differing lending practices; differences in cultures; changes in applicable laws and regulations in the United States that affect international operations; changes in applicable laws and regulations in foreign jurisdictions; difficulties in managing international operations; and obstacles to the repatriation of earnings and cash. These and other factors can make an investment in the Fund more volatile than other types of investments.
Large-Capitalization Investing Risk
The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Mid-Capitalization Investing Risk
The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, public health, cyber, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some medium capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
New Fund Risk
The Fund has not yet commenced investment operations. As a result, prospective investors have no track record or history on which to base their investment decisions. An investment in a Fund may therefore involve greater uncertainty than an investment in a fund with an established record of performance. In addition, there can be no assurance that a Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain an active market in Fund Shares.
Non-Diversification Risk
Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non- diversified. This means that the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified funds. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on that Fund’s performance.
Other Investment Companies Risk
When the Fund invests in other investment companies it will incur higher and duplicative expenses. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Investments in ETFs are also subject to the ETF Risks listed above.
Passive Investment Risk
The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. Other than in response to a trigger if set forth in the Fund’s applicable Index methodology, the Fund invests in securities included in, or representative of securities included in the Index regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.
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Sector Risk
To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•Industrials Sector Risk. The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
•Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Tracking Error Risk
As with all index funds, the performance of the Fund and its Index may vary somewhat for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, the Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. The Fund may use a representative sampling strategy to achieve its investment objective, if the Adviser believes it is in the best interest of the Fund, which generally can be expected to produce a greater non-correlation risk.
Trading Halt Risk
When the Fund invests in futures contracts it is subject to trading halt risk. The major exchanges on which these contracts are traded have established limits on how much the trading price of a futures contract may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. In such circumstances, the Fund may be unable to accurately price its investments and/or may incur substantial losses.
ADDITIONAL NON-PRINCIPAL RISK INFORMATION
Cash Equivalents and Short-Term Investments. Normally, the Funds invest substantially all of their assets to meet their investment objective. The Funds may invest the remainder of their assets in securities with maturities of less than one year or cash equivalents, or each may hold cash. The percentage of a Fund invested in such holdings varies and depends on several factors, including market conditions. For more information on eligible short-term investments, see the SAI.
Absence of a Prior Active Market. Although the Funds’ Shares are approved for listing on a national securities exchange, there can be no assurance that an active trading market will develop and be maintained for Fund Shares. There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case such Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.
Liquidity Risk. The Funds may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Funds may not be able to sell or close out of such investments at favorable times or prices (or at all), or at prices approximating those at which the Fund currently
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values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.
Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, a Fund may lose money. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.
PORTFOLIO HOLDINGS INFORMATION
Information about each Fund’s daily portfolio holdings is available at www.PacerETFs.com. A summarized description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).
MANAGEMENT
The Funds are series of Pacer Funds Trust (the “Trust”), a Delaware statutory trust, which is overseen by a board of trustees.
Investment Adviser
The Adviser has overall responsibility for the general management and administration of the Trust and each of its separate investment portfolios. The Adviser is a registered investment adviser with offices located at 500 Chesterfield Parkway, Malvern, Pennsylvania 19355. The Adviser has managed ETFs since 2015. The Adviser also arranges for sub-advisory (as applicable), transfer agency, custody, fund administration, securities lending, and all other related services necessary for each Fund to operate. For its services, the Adviser receives a fee from each Fund, computed daily and paid monthly, based on a percentage of each Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	0.60%
Pacer MSCI World Industry Advantage ETF	0.65%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	0.49%
Pacer Nasdaq International Patent Leaders ETF	0.65%
Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”), the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses, and the unified management fee payable to the Adviser. The Adviser, in turn, compensates the sub-adviser from the management fee it receives.
The basis for the Board of Trustees’ approval of each Fund’s Investment Advisory Agreement will be available in the Funds’ first Annual or Semi-Annual Report to Shareholders.
Sub-Adviser to Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
The Adviser has retained Metaurus to serve as sub-adviser for the Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF. Metaurus is responsible for the day-to-day management of the Fund. Metaurus, a registered investment adviser, is a wholly-owned subsidiary of Metaurus LLC. Its office is located at 22 Hudson Place, Third Floor, Hoboken, New Jersey 07030. Metaurus was formed in 2016 and provides investment advisory services to the Fund, and also serves as sub-adviser to the Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (which is offered in a separate Prospectus) and as adviser to institutional and other clients. Metaurus is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. In addition to other applicable exemptions, Metaurus
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is exempt from registration as a commodity trading advisor with the CFTC in connection with the Fund under CFTC Rule 4.14(a)(8) as an SEC registered investment adviser whose commodity interest trading advice is directed solely to, and for the sole use of, the Fund which is a “qualifying entity” under the rule. As of June 30, 2024, Metaurus had approximately $475.5 million in assets under management.
For its services, the Adviser pays Metaurus 50% of net profits as a sub-advisory fee for the Fund. Net profits for the Fund are determined as the management fees of the Fund, less (i) 0.10% of the Fund’s average net assets and (ii) the expenses related to operating the Fund.
The basis for the Board of Trustees’ approval of the Fund’s Sub-Advisory Agreement will be available in each Fund’s first Annual or Semi-Annual Report to Shareholders.
Portfolio Managers
With respect to each Fund other than the Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF, the Funds’ portfolio management team consists of Bruce Kavanaugh and Danke Wang, CFA, FRM, who are jointly and primarily responsible for the day-to-day management of such Funds’ portfolios. The portfolio management team for the Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF consists of Richard P. Silva, Jr. and Brendan Greenwald, who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Pacer Advisors, Inc.
Mr. Kavanaugh has been Vice President of the Adviser since it began operations in 2004. He has been a portfolio manager with the Adviser since 2013. Mr. Kavanaugh has more than 25 years of experience in financial services.
Mr. Wang, Head Portfolio Analyst and Portfolio Manager, joined the Adviser in 2014. He served as a Senior Portfolio Analyst of the Adviser from 2014 to 2022 and became Head Portfolio Analyst and a portfolio manager in 2022. Mr. Wang obtained an MS in Finance from Villanova University and holds the Chartered Financial Analyst designation.
Metaurus Advisors Inc (for Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF)
Mr. Silva has been a Senior Managing Director of Metaurus since joining the firm in October 2018. Mr. Silva’s currently serves as the CIO and Head of Trading for Metaurus. Mr. Silva has over 25 years of experience in markets and banking. During his career he has held roles in corporate finance, trading, structuring, sales, and portfolio management. Prior to joining Metaurus, Mr. Silva held several senior-level positions with Wells Fargo Securities, LLC, including Global Co-Head of Equities and Investment Solutions. Mr. Silva also served as President of Wells Fargo Portfolio Risk Advisors (a division of Structured Asset Investors, LLC, a then SEC-registered investment adviser). Mr. Silva earned a B.A. in Economics from Washington & Lee University in Lexington, Virginia and is a CFA Charterholder.
Mr. Greenwald is a Managing Director at Metaurus and has been with the firm since 2017. His responsibilities include portfolio management and product development for the firm’s ETF suite. Prior to Metaurus, Mr. Greenwald was an Associate at Morgan Stanley, where he specialized in portfolio analysis and construction, investment research, and client management for institutional and high net worth investors. Mr. Greenwald earned a B.S. in Finance from the University of Vermont and is a CFA Charterholder.
The SAI provides additional information about each Portfolio Manager’s compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares of each Fund.
ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES
Most investors will buy and sell Shares of the Funds through brokers. Shares of each Fund trade on the Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. The Fund generally issues and redeems Creation Units in exchange for Deposit Securities and/or a designated amount of U.S. cash that the Fund specifies each day.
When buying or selling Shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of each Fund trade under the trading symbol listed on the cover of this Prospectus. Only authorized participants (“Authorized Participants” or “APs”) who have entered into agreements with the Funds’ distributor may acquire Shares
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directly from a Fund, and only APs may tender their Shares for redemption directly to each Fund, at NAV in Creation Units. Once created, Shares trade in the secondary market in amounts less than a Creation Unit.
Share Trading Prices
Transactions in each Fund’s Shares will be priced at NAV only if you purchase Shares directly from each Fund in Creation Units. As with other types of securities, the trading prices of Shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your Shares in the secondary market may be more or less than the NAV of such Shares.
Determination of Net Asset Value
The NAV of each Fund’s Shares is calculated each day the New York Stock Exchange (“NYSE”) is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). If the NYSE closes before 4:00 p.m. Eastern Time, as it occasionally does, the NAV Calculation Time will be the time the NYSE closes. In addition, any U.S. fixed-income assets may be valued as of the announced closing time of trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund’s NAV per share is calculated by dividing the Fund’s net assets by the number of Fund Shares outstanding.
In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.
Fair Value Pricing
The Adviser has been designated by the Board as the valuation designee for each Fund pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Board has appointed the Adviser as the Fund’s valuation designee to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. Accordingly, the Adviser has established procedures for its fair valuation of the Fund’s portfolio investments. Generally, when fair valuing a security held by the Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser and approved by the Board. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to the security upon the sale of such security.
Dividends and Distributions
Each Fund expects to pay out dividends, if any, on an quarterly basis. Nonetheless, each Fund may make more frequent dividend payments. Each Fund expects to distribute its net realized capital gains to investors annually. Each Fund occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Book Entry
Shares of each Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of each Fund.
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Investors owning Shares of each Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares of each Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of each Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for each Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Frequent Purchases and Redemptions of Fund Shares
Each Fund imposes no restrictions on the frequency of purchases and redemptions of Fund Shares. In determining not to impose such restrictions, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Fund Share trading prices in line with NAV. As such, each Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, each Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effective trades. In addition, each Fund and the Adviser reserves the right to reject any purchase order at any time.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares of each Fund. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in Rule 12(d)(1)-4 under the 1940 Act, including that such investment companies enter into an agreement with the applicable Fund(s).
ADDITIONAL TAX INFORMATION
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.
The Funds intend to qualify each year for treatment as a registered investment company (“RIC”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless you are a tax-exempt entity or your investment in Fund Shares is made through a tax advantaged retirement account, such as an IRA, you need to be aware of the possible tax consequences when:
•A Fund makes distributions;
•You sell Fund Shares; and
•You purchase or redeem Creation Units (institutional investors only).
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Taxes on Distributions
Tax reform legislation commonly known as the Tax Cuts and Jobs Act (the “Tax Act”) was enacted on December 22, 2017. The Tax Act made significant changes to the U.S. federal income tax rules for individuals and corporations, generally effective for taxable years beginning after December 31, 2017. The application of certain provisions of the Tax Act is uncertain, and the changes in the act may have indirect effects on the Funds, its investments and its shareholders that cannot be predicted. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or “qualified dividend income.” Taxes on distributions of capital gains (if any) depend on how long a Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) are taxable as long-term capital gains. For noncorporate shareholders, long-term capital gains are generally subject to tax at reduced rates and currently set at a maximum rate of 20%. Distributions of short-term capital gain are generally taxable as ordinary income. Distributions of investment income reported by the Fund as derived from “qualified dividend income” will be taxed at long term capital gain rates for non-corporate shareholders.
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale or exchange of Fund Shares).
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Funds before your investment (and thus were included in the Fund Shares’ NAV when you purchased your Fund Shares).
A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Nonresident aliens, foreign corporations and other foreign shareholders in the Funds will generally be exempt from U.S. federal income tax on Capital Gain Dividends. The exemption may not apply, however, if the investment in a Fund is connected to a trade or business for the foreign shareholder in the United States or if the foreign shareholder is present in the United States for 183 days or more in a year and certain other conditions are met.
Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year.
The Funds (or a financial intermediary, such as a broker, through which shareholders own Fund Shares) generally are required to withhold and to remit to the US Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund Shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2018) for shareholders who own their Shares through foreign accounts or foreign intermediaries if certain disclosure
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requirements related to U.S. accounts or ownership are not satisfied. The Funds will not pay any additional amounts in respect to any amounts withheld.
To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Funds (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
Taxes When Fund Shares Are Sold
Any capital gain or loss realized upon a sale of Fund Shares is generally treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent that Capital Gain Dividends were paid with respect to such Shares. The ability to deduct capital losses may be limited depending on your circumstances.
A foreign shareholder will generally not be subject to U.S. tax on gains realized on sales or exchange of Fund Shares unless the investment in a Fund is connected to a trade or business of the investor in the United States or if the shareholder is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign shareholders should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.
Creation and Redemption Units
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
The Funds have the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Funds also have the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
Foreign Investments by the Funds
Interest and other income received by the Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the value of a Fund’s assets consists of certain foreign stock or securities, each such Fund will be eligible to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by such Fund during that taxable year. This means that investors would be considered to have received as additional income their respective Shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If a Fund does not so elect, each such Fund will be entitled to claim a deduction
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for certain foreign taxes incurred by such Fund. A Fund (or your broker) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.
State and Local Taxes
Shareholders may also be subject to state and local taxes on income and gain attributable to your ownership of Fund Shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest earned by a Fund on U.S. government securities. You should consult your tax professional regarding the tax status of distributions in your state and locality.
DISTRIBUTION
The Distributor, Pacer Financial, Inc., is a broker-dealer registered with the U.S. Securities and Exchange Commission. The Distributor distributes Creation Units for each Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of each Fund or the securities that are purchased or sold by each Fund. The Distributor’s principal address is 500 Chesterfield Parkway, Malvern, Pennsylvania, 19355. The Distributor is an affiliate of the Adviser.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
Information regarding how often Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the fund will be available in the future on the Funds’ website at www.PacerETFs.com.
ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the exchange on which a Fund is sold, such as Cboe BZX Exchange, Inc., NYSE Arca, Inc., or The Nasdaq Stock Market LLC (hereinafter, individually or collectively, the “Exchange”). The Exchange makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the ability of the Funds to track the total return performance of their respective Index or the ability of the Indexes identified herein to track the performance of their constituent securities. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Indexes, nor in the determination of the timing of, prices of, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares. The Exchange does not guarantee the accuracy and/or the completeness of the Indexes or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares, or any other person or entity from the use of the Indexes or the data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Indexes or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
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The Adviser, the Index Provider, the Exchange, and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The Funds do not guarantee the accuracy, completeness, or performance of the Indexes or the data included therein and shall have no liability in connection with the Indexes or Index calculation.
The Index Provider owns the Indexes and each Index methodology and is a licensor of the Indexes to the Adviser and index receipt agent. The Index Provider has contracted with an index calculation agent to maintain and calculate the Indexes used by the Funds. The index calculation agents maintain and calculate the Indexes used by the Funds. The index calculation agent shall have no liability for any errors or omissions in calculating the Indexes.
IDG
IDG and its affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to each Index. IDG makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in any Fund particularly, or the ability of the Index to track general market performance. IDG’s only relationship to the Pacer ETF Trust is in the licensing to the Adviser of certain indexes, related trademarks, and certain trade names of IDG and the use of each Index for which it is the Index Provider. Each such Index is determined, composed, and calculated independently by a third party on behalf of IDG without regard to the Adviser or the Funds. IDG has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Index. IDG is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash. IDG has no liability in connection with the administration, marketing, or trading of the Fund.
IDG DOES NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF ANY INDEX OR ANY DATA INCLUDED THEREIN. IDG MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY INDEX. IDG MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
MSCI
THIS FINANCIAL PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF MSCI’S AFFILIATES, ANY OF MSCI’S OR MSCI’S AFFILIATES’ INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING, CALCULATING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARKS OF MSCI OR MSCI’S AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE ADVISER. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FINANCIAL PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FINANCIAL PRODUCTS GENERALLY OR IN THIS FINANCIAL PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FINANCIAL PRODUCT OR THE ISSUER OR OWNERS OF THIS FINANCIAL PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FINANCIAL PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING
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OF, PRICES AT, OR QUANTITIES OF THIS FINANCIAL PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FINANCIAL PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FINANCIAL PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FINANCIAL PRODUCT.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN, OR FOR USE IN THE CALCULATION OF, THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FINANCIAL PRODUCT, OWNERS OF THE FINANCIAL PRODUCT, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
No purchaser, seller or holder of this financial product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
MSCI World Ricardo Comparative Advantage Select GDP Tilted Index is the exclusive property of MSCI Inc.
GICS® is a registered trademark of MSCI and S&P Global Market Intelligence.
Nasdaq
The Product(s) is not sponsored, endorsed, sold or promoted by Nasdaq, Inc., its licensors or Nasdaq or its licensors affiliates (Nasdaq, its licensors with their affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq International Patent Leaders™ Index to track general stock market performance. The Corporations' only relationship to Pacer ETF Trust (“Licensee”) is in the licensing of the Nasdaq®, Nasdaq International Patent Leaders™; NQIPL™ and certain trade names of the Corporations and the use of the Nasdaq International Patent Leaders™ Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq International Patent Leaders™ Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s). THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE Nasdaq International Patent Leaders™ Index OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE Nasdaq International Patent Leaders™ Index OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE Nasdaq International Patent Leaders™ Index OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE
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FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Nasdaq®, Nasdaq International Patent Leaders™; NQIPL™ are trademarks of Nasdaq, Inc. and its licensors (which with its affiliates is referred to as the “Corporations”) and are licensed for use by the Funds. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).
FINANCIAL HIGHLIGHTS
Financial information is not available because the Funds have not commenced operation prior to the date of this Prospectus.
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Adviser	Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, Pennsylvania 19355	Distributor	Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, Pennsylvania 19355
Sub-Adviser	Metaurus Advisors LLC 22 Hudson Place, Third Floor Hoboken, New Jersey 07030	Fund Accountant, Administrator, Index Receipt Agent, and Transfer Agent	U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Custodian	U.S. Bank National Association 1555 North Rivercenter Drive Milwaukee, Wisconsin 53212	Legal Counsel	Practus LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, Kansas 66211
Independent Registered Public Accounting Firm	Sanville & Company 2617 Huntingdon Pike Huntingdon Valley, Pennsylvania 19006
The Trust’s current SAI provides additional detailed information about each Fund. A current SAI dated August 15, 2024, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus.
Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR (when available). In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance after the first fiscal year each Fund is in operation. In Form N-CSR you will find the Fund’s annual and semi-annual financial statements.
To make shareholder inquiries, for more detailed information on each Fund, or to request the SAI or annual or semi-annual shareholder reports (once available) free of charge, please:

Call:	1-800-617-0004 Monday through Friday 8:00 a.m. – 5:00 p.m. (Central time)	Write:	Pacer Funds Trust, (Name of Fund) c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53202-0701
Visit:	www.PacerETFs.com
Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about each Fund and its Shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

(The Trust’s SEC Investment Company Act file number is 811-23024)
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PACER FUNDS TRUST

QSIX	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
the above is listed on NYSE Arca, Inc.

GLBL	Pacer MSCI World Industry Advantage ETF
the above is listed on Cboe BZX Exchange, Inc.

QQQG	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
PATN	Pacer Nasdaq International Patent Leaders ETF
each of the above is listed on The Nasdaq Stock Market LLC

STATEMENT OF ADDITIONAL INFORMATION

August 15, 2024

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus, as may be revised from time to time (“Prospectus”), for the exchange traded funds (“ETFs”) listed above (each a “Fund” and collectively the “Funds”), each a separate series of Pacer Funds Trust (the “Trust”). The current Prospectus for the Funds is dated August 15, 2024. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.
A copy of the Prospectus for the Funds may be obtained, without charge, by calling 1-800-617-0004, visiting www.PacerETFs.com, or writing to Pacer Funds Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency or any bank. An investment in a Fund involves investment risks, including possible loss of principal.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS
The Trust was organized as a Delaware statutory trust on August 12, 2014 and is authorized to issue multiple series or portfolios. The Trust is an open-end, management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund’s ticker symbol appears on the cover of this SAI, and references to specific Funds in the sections below will refer to such Funds by their ticker symbol.
The Funds described in this SAI seek to track the total return performance, before fees and expenses, of their respective indices (each an “Index”).
Pacer Advisors, Inc. (“Pacer” or the “Adviser”) is the investment adviser to the Funds, and Metaurus Advisors LLC (“Metaurus” or the “Sub-Adviser”) is the investment sub-adviser to the Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF. Pacer Financial, Inc. is the distributor (the “Distributor”) of the shares of the Funds and is an affiliate of the Adviser.
The Funds issue and redeem shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Currently, Creation Units generally consist of the following number of shares:

Name of Fund	Creation Unit Size
GLBL, QQQG, PATN	20,000
QSIX	50,000
These amounts may change from time to time. These transactions are usually in exchange for a basket of securities included in its portfolio and an amount of cash. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities.
Shares of the Funds are or will be listed on a national securities exchange, such as such as Cboe BZX Exchange, Inc., NYSE Arca, Inc., or The Nasdaq Stock Market LLC (individually or collectively, the “Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The Trust reserves the right to adjust the prices of Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.
INVESTMENT STRATEGIES
Each Fund’s investment objective, principal investment strategies and associated risks are described in the Funds’ Prospectus. The sections below supplement these principal investment strategies and risks and describe each Fund’s additional investment policies and the different types of investments that may be made by a Fund as a part of its non-principal investment strategies. With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Each Fund intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. The Funds will seek to invest their assets, and otherwise conduct their operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain RIC qualification under Subchapter M of the Code.
GENERAL RISKS
An investment in a Fund should be made with an understanding that the value of that Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic, political, public health or cyber conditions that affect a particular security or issuer and changes in general economic, political, public health or cyber conditions. An investor in the Funds could lose money over short or long periods of time.
An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of that Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, cyber, or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
Although all of the equity securities in the Indexes are listed on major U.S. and non-U.S. stock exchanges, there can be no guarantee that a liquid market for the securities held by the Funds will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Funds may be more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cyber security risks may result in financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders; delays or mistakes in the calculation of a Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers (including, but not limited to, its investment adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to a Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Funds do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.
Geopolitical, Social and Economic Uncertainty Risk. Geopolitical, social, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Funds and the issuers in which they invest are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.
Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less or different governmental regulation and supervision of the securities markets and market participants and increased, decreased or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.
For example, in early 2020, a novel coronavirus and related respiratory disease (COVID-19) spread rapidly across the world, including to the United States. The coronavirus outbreak resulted in, among other consequences, the closing of borders, the imposition of travel restrictions, enhanced health screenings, the need for accelerated acute healthcare service preparation and delivery, disruptions and delays in healthcare services, quarantines and “shelter at home” orders, restrictions on gatherings of people, event and service cancellations, business closures, disruptions to supply chains and customer activity, lower consumer demand, as well as general heightened uncertainty. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. In addition, U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank in which the Funds or issuer have an account fail, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.
Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact a Fund’s investments, it is clear that these types of events will impact the Fund and the issuers in which each invests. The government response to these events, including emergency health measures, welfare benefit programs, fiscal stimulus, industry support programs, and measures that impact interest rates, among other responses, is also a factor that may impact the financial markets and the value of a Fund’s holdings. The issuers in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type. The Funds will also be negatively affected if the operations and effectiveness of the Fund or its key service providers are compromised or if necessary or beneficial systems and processes are disrupted.
Foreign countries, companies, or individuals may become subject to economic sanctions or other government restrictions, which may negatively impact the value or liquidity of a fund’s investments, and could impair a Fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sanctions and similar measures could result in downgrades in credit ratings of the sanctioned country or companies located in or economically exposed to the sanctioned country or company, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. The Funds may be prohibited from investing in securities issued by companies subject to such restrictions, and sanctions or other similar measures could significantly delay or prevent the settlement of securities transactions. For example, in 2020, the U.S. government imposed sanctions generally prohibiting U.S. investors from directly or indirectly purchasing or otherwise gaining exposure to certain securities identified as having ties to China’s military and related industries. In 2022, because of ongoing regional armed conflict in Europe, many countries around the world, including the United States, imposed sanctions on Russia. Such sanctions have included, among others, freezing the assets of particular entities and persons, and banning Russia from global payment systems that facilitate cross-border payments. These sanctions and similar measures could result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of instruments in which the Funds invest. These and potential similar future sanctions may limit the potential universe of securities in which the Funds may invest, may require the Fund to freeze or divest its existing investments in a company that becomes subject to such restrictions, and may negatively impact investment performance of the Fund.
A discussion of some of the other risks associated with investments in the Funds is contained in the Funds’ Prospectus.
Index Calculation for Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
To minimize any potential for conflicts caused by the fact that Index Design Group, an affiliate of the Adviser, acts as Index provider (“IDG”) to the Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF, as described in the Prospectus, the Adviser has retained an unaffiliated third party to calculate each such Index (the “Calculation Agent”). The Calculation Agent, using the applicable rules-based methodology, will calculate, maintain, and disseminate each such Index on a daily basis. IDG will monitor the results produced by the Calculation Agent to help ensure that each such Index is being calculated in accordance with the rules-based methodologies. In addition, IDG and the Adviser have established policies and procedures designed to prevent non-public information about pending changes to such Indexes from being used or disseminated in an improper manner. Furthermore, IDG and the Adviser have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund’s portfolio strategies.

SPECIFIC INVESTMENT STRATEGIES
The following are descriptions of the Funds’ permitted investments and investment practices and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund’s investment objective and permitted by a Fund’s stated investment policies.
BORROWING. While the Funds do not intend to borrow for investment purposes, the Funds reserves the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. The Funds also may enter into certain transactions, including reverse repurchase agreements, which can be viewed as constituting a form of leveraging by the Funds. Leveraging will exaggerate the effect on the net asset value per share (“NAV”) of the Funds of any increase or decrease in the market value of the Funds’ portfolio. Because substantially all of the Funds’ assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Funds will increase more when the Funds’ portfolio assets increase in value and decrease more when the Funds’ portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Advisor believes that the Funds’ investment objective would be furthered.
The Funds also may borrow money to facilitate management of the Funds’ portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Funds promptly. As required by the 1940 Act, the Funds must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Funds’ assets should fail to meet this 300% coverage test, the Funds, within three days (not including Sundays and holidays), will reduce the amount of the Funds’ borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.
In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Funds’ total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, the Funds are authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Funds’ total assets in connection with any borrowing.
CONCENTRATION. Each Fund may concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Funds’ Index and consequently the Funds’ portfolio. This may adversely affect the Funds’ performance or subject its shares to greater price volatility than that experienced by less concentrated investment companies.
CURRENCY TRANSACTIONS. The Funds may enter into foreign currency forward and foreign currency futures contracts for the purpose of hedging against declines in the value of a Fund’s total assets that are denominated in one or more foreign currencies, to facilitate local securities settlements, or to protect against currency exposure in connection with distributions to shareholders.
DEPOSITARY RECEIPTS. To the extent the Funds invest in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
The Funds will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored; however, the Funds may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying Index.

DERIVATIVES. The Fund will use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. To the extent the Fund’s use of derivative instruments creates liabilities for the Fund, such derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.
The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, the Fund is effectively leveraging its investments which could result in exaggerated changes in the net asset value of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of the derivatives strategies will depend on the ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.
Rule 18f-4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Rule 18f-4 under the 1940 Act permits the Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4.
•Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability to predict movements of the securities markets, which may be different than the ability to predict changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect a judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations, and operating policies.
•Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. With respect to exchange-traded derivatives, there is less counterparty risk, because generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the reasonably believes are capable of performing under the contract.
•Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.
•Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. The Fund might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties. If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.
Futures Contracts — When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. To the extent the Fund uses futures, it will do so only in accordance with applicable requirements of the Commodity Exchange Act (“CEA”) and the rules thereunder.
With regard to the Fund, the Adviser/Sub-Adviser will claim relief from the definition of commodity pool operator (“CPO”) under revised U.S. Commodity Futures Trading Commission (“CFTC”) Rule 4.5. Specifically, pursuant to CFTC Rule 4.5, the Adviser may claim exclusion from the definition of CPO, and thus from having to register as a CPO, with regard to the Fund that enters into commodity futures, commodity options, or swaps solely for “bona fide hedging purposes,” or that limits its investment in commodities to a “de minimis” amount, as defined in CFTC rules, so long as the Shares of the Fund are not marketed as interests in a commodity pool or other vehicle for trading in commodity futures, commodity options, or swaps. It is expected that the Fund will be able to operate pursuant to the limitations under the revised CFTC Rule 4.5 without materially adversely affecting its ability to achieve its investment objective. If, however, these limitations were to make it difficult for the Fund to achieve its investment objective in the future, the Trust may determine to operate the Fund as a regulated commodity pool pursuant to the Adviser’s CPO registration or to reorganize or close the Fund or to materially change the Fund’s investment objective and strategy.
In addition to other applicable exemptions, Metaurus is exempt from registration as a commodity trading advisor with the CFTC in connection with the Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF under CFTC Rule 4.14(a)(8) as an SEC registered investment adviser whose commodity interest trading advice is directed solely to, and for the sole use of, the funds which are “qualifying entities” under the rule.
EQUITY SECURITIES. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of Shares to decline.
An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, cyber or banking crises.

All countries are vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact the country’s economy and could affect the economies of its trading partners.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
When-Issued Securities - A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. A Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.
Types of Equity Securities:
Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Smaller Companies — The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, public health, cyber, or economic developments than securities of larger-capitalization companies. The securities of small- and mid- capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small- or mid-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning small- and mid-capitalization companies than for larger, more established companies. Small- and mid-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Tracking Stocks — The Funds may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured investment companies, depositary receipts or other pooled investment vehicles. As shareholders of an ETF, the Funds will bear their pro rata portion of any fees and expenses of the ETFs. Although shares of ETFs are traded on an exchange, shares of certain ETFs may not be redeemable to the ETF. In addition, ETFs may trade at a price below their net asset value (also known as a discount).
The Funds may use ETFs to help replicate their respective indexes. By way of example, ETFs may be structured as broad based ETFs that invest in a broad group of stocks from different industries and market sectors; select sectors; or market ETFs that invest in debt securities from a select sector of the economy (e.g., Treasury securities) a single industry or related industries; other types of ETFs continue to be developed and the Funds may invest in them to the extent consistent with their investment objectives, policies and restrictions. The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs.
ETFs may be actively managed or index-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF’s manager’s expectations regarding particular securities or markets are not met. An index based ETF’s objective is to track the performance of a specified index. Index based ETFs invest in a securities portfolio that includes substantially all of the securities in substantially the same amount as the securities included in the designated index. Because passively managed ETFs are designed to track an index, securities may be purchased, retained and sold at times when an actively managed ETF would not do so. As a result, shareholders of a Fund that invest in such an ETF can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if ETF were not fully invested in such securities. This risk is increased if a few component securities represent a highly concentrated weighting in the designated index.
Unless permitted by the 1940 Act or a rule issued by the SEC, (see “Investment Companies” below for more information), the Funds’ investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies.
FIXED INCOME SECURITIES. The Funds may invest in fixed income securities. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, fixed income security prices rise when interest rates fall and fall when interest rates rise. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Funds will consider all circumstances deemed relevant in determining whether to continue to hold the security.
Fixed income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed income securities resulting from the inverse relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value.
A number of factors, including changes in a central bank’s monetary policies or general improvements in the economy, may cause interest rates to rise. Fixed income securities with longer durations are more sensitive to interest rate changes than securities with shorter durations, making them more volatile. This means their prices are more likely to experience a considerable reduction in response to a rise in interest rates.
FIXED-INCOME SECURITIES RATINGS. Nationally recognized statistical rating organizations (together, rating agency) publish ratings based upon their assessment of the relative creditworthiness of rated fixed-income securities. Generally, a lower rating indicates higher credit risk, and higher yields are ordinarily available from fixed-income securities in the lower rating categories to compensate investors for the increased credit risk. Any use of credit ratings in evaluating fixed-income securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal, typically relying to a large extent on historical data. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect to risk of fluctuations in market value of the fixed-income security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a fixed-income obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including the arranger or issuer of the security that normally pays for that rating, and a low rating might affect future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating. Additionally, legislation has been enacted in an effort to reform rating agencies. The SEC has also adopted rules to require rating agencies to provide additional disclosure and reduce conflicts of interest, and further reform has been proposed. It is uncertain how such legislation or additional regulation might impact the ratings agencies business and the Adviser’s, or Sub-Adviser’s, investment process.
Prepayment risk occurs when a fixed-income investment held by a Fund may be repaid in whole or in part prior to its maturity. The amount of prepayable obligations a Fund invests in from time to time may be affected by general business conditions, market interest rates, borrowers’ financial conditions and competitive conditions among lenders. In a period of declining interest rates, borrowers may repay investments more quickly than anticipated, reducing the yield to maturity and the average life of the relevant investment. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases a relevant investment at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such investments at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income. In a period of rising interest rates, prepayments of investments may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change an investment that was considered short- or intermediate-term at the time of purchase into a longer-term investment. Since the value of longer-term investments generally fluctuates more widely in response to changes in interest rates than short-term investments, maturity extension risk could increase the volatility of a Fund. When interest rates decline, the value of an investment with prepayment features may not increase as much as that of other fixed-income securities and, as noted above, changes in market rates of interest may accelerate or delay prepayments and thus affect maturities.
ILLIQUID INVESTMENTS. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 of the 1940 Act. The Funds may not invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund that are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by the Funds on an ongoing basis. In the event that more than 15% of its net assets are invested in illiquid investments, the Funds, in accordance with Rule 22e-4(b)(1)(iv), will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.
INVESTMENT COMPANIES. The Funds may invest in the securities of other investment companies, including ETFs and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and Rule 12d1-4 under the 1940 Act. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund)having an aggregate value in excess of 10% of the value of the total assets of the Fund. These limitations do not apply to money market funds subject to certain conditions.
The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 under the 1940 Act, which provide an exemption from Section 12(d)(1) that allow the Funds to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on a Fund’s Shares is no greater than the limits set forth in Rule 2341 of the Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). In addition, the Funds may invest beyond the limits of Section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that the Funds enter into an agreement with the acquired company.
If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of a Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act that allow registered investment companies to invest in the Funds beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.
MONEY MARKET INSTRUMENTS. The Funds may invest a portion of their assets in high-quality money market instruments or in money market mutual funds on an ongoing basis to provide liquidity or for other reasons. The instruments in which each Fund or money market mutual fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
NON-DIVERSIFICATION. Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. The securities of a particular issuer may constitute a greater portion of the Index and, therefore, those securities may constitute a greater portion of a Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject a Fund’s Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Code. In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in the Index.
Although each Fund is non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a RIC for purposes of the Code, and to relieve a Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.
NON-U.S. SECURITIES. The Funds may invest in non-U.S. securities. Investments in non-U.S. securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to political, social, or economic instability. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Other risks of investing in such securities include political, social, or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Because foreign exchanges may be open on days when the Funds do not price their Shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Funds more volatile and potentially less liquid than other types of investments.
Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Funds. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Funds to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.
Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on the Funds’ ability to repatriate investment income or capital and thus, may adversely affect the operations of the Funds. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Funds.
Set forth below for certain markets in which the Funds may invest are brief descriptions of some of the conditions and risks in each such market.
Investments in Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.
The United Kingdom (UK) withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Although the UK and EU agreed to a trade deal in December 2020, certain post-EU arrangements, such as those relating to the offering of cross-border financial services and sharing of cross-border data, have yet to be reached and the EU’s willingness to grant equivalency to the UK remains uncertain. There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including decreased liquidity and increased volatility, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
The effects of Brexit will depend, in part, on agreements the UK negotiates to retain access to EU markets, either during a transitional period or more permanently, including, but not limited to, current trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations, as the UK determines which EU laws to replace or replicate. The extent of the impact of the withdrawal negotiations in the UK and in global markets, as well as any associated adverse consequences, remain unclear, and the uncertainty may have a significant negative effect on the value of the Fund’s investments. If one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Investments in China and Hong Kong. Investing in ADRs with underlying shares organized, listed or domiciled in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) higher rates of inflation; (vi) controls on foreign investment and limitations on repatriation of invested capital; (vii) greater governmental involvement in and control over the economy; (viii) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (ix) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (x) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China where, for example, the Public Company Accounting

Oversight Board (“PCAOB”) lacks access to inspect PCAOB-registered accounting firms; (xi) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiii) the fact that the settlement period of securities transactions in foreign markets may be longer; (xiv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xv) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvi) the rapid and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xvii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xviii) the risk that certain companies in the Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.
China is also vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact China’s economy and could affect the economies of its trading partners.
After many years of steady growth, the growth rate of China’s economy had slowed prior to 2020. Although this slowdown was to some degree intentional, the slowdown also slowed the once rapidly growing Chinese real estate market and left local governments with high debts with few viable means to raise revenue, especially with the fall in demand for housing. In the first quarter of 2021, however, as China recovered from the COVID-19 pandemic, these trends reversed as China’s economy grew over 18% on a year-over-year basis and demand grew within the Chinese real estate market. It remains unclear though whether these trends will continue given global economic uncertainties caused by the pandemic and trade relations and fears that the Chinese real estate market may be overheating.
Investments in Hong Kong are also subject to certain political risks not associated with other investments. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. Investments in China and Hong Kong involve risk of a total loss due to government action or inaction. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV. These and other factors could have a negative impact on the Fund’s performance.
Investments in Japan. A significant portion of a Fund’s assets may be invested in Japanese securities. To the extent a Fund invests in Japanese securities, it will be subject to risks related to investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Investments in South Korea. The South Korean government has historically imposed significant restrictions and controls on foreign investors. As a result, the Funds may be limited in their investments or precluded from investing in certain South Korean companies, which may adversely affect the performance of the Funds. Investments by the Funds in the securities of South Korean issuers may involve investment risks different from those of U.S. issuers, including possible political, economic or social instability in South Korea, and changes in South Korean law or regulations. In addition, there is the possibility of the imposition of currency-exchange controls, foreign withholding tax on the interest income payable on such instruments, foreign controls, seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the South Korean securities held by the Funds. Political instability and/or military conflict involving North Korea may adversely affect the value of the Funds’ assets. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. There may be less publicly available information about a South Korean company than about a U.S. company. Brokers in South Korea may not be as well capitalized as those in the U.S., so that they may be more susceptible to financial failure in times of market, political or economic stress. Additionally, South Korean accounting, auditing and financial reporting standards and requirements differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a South Korean issuer may not reflect its financial position or results of operations in accordance with U.S. generally accepted accounting principles. There is a possibility of expropriation, nationalization, confiscatory taxation or diplomatic developments that could adversely affect investments in South Korea.
Investments in Taiwan. Investments in Taiwanese issuers may subject a Fund to legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. These tensions may materially affect the Taiwanese economy and its securities market. Taiwan’s economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy. The Taiwanese economy is dependent on the economies of Asia, mainly those of Japan and China, and the United States. Reduction in spending by any of these countries on Taiwanese products and services or negative changes in any of these economies may cause an adverse impact on the Taiwanese economy.
OTHER SHORT-TERM INSTRUMENTS. In addition to repurchase agreements, a Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser, or Sub-Adviser as applicable; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, or Sub-Adviser as applicable, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.
Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed- upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.
SECURITIES LENDING. Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. Loans of portfolio securities provide a Fund with the opportunity to earn additional income on the Fund’s portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash, or money market instruments, or money market funds at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Furthermore, because of the risks of delay in recovery, the Fund may lose the opportunity to sell the securities at a desirable price. The Fund will generally not have the right to vote securities while they are being loaned.

TAX RISKS. As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
The Funds invest in partnerships that elect to be classified as corporations for U.S. federal income tax purposes. Such entities are required to pay U.S. federal income tax on its taxable income. This has the effect of reducing the amount of cash available for distribution to the Fund, which may result in a reduction of the value of your investment in the Fund, as compared to if such entity were not taxed as a corporation.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.
U.S. GOVERNMENT SECURITIES. A Fund may invest in U.S. government securities to the extent consistent with its investment objective and strategies. Not all U.S. government obligations carry the same credit support. Although many U.S. government securities in which the fund may invest, such as those issued by Fannie Mae and Freddie Mac may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. Some, such as those of Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. The maximum potential liability of the issuers of some U.S. government securities held by the fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
As agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds).
To the extent a Fund invests in debt instruments or securities of non-U.S. government entities that are backed by the full faith and credit of the United States, there is a possibility that such guarantee may be discontinued or modified at a later date.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn and is expected to grow even greater as a result of efforts to support the U.S. economy during COVID-19 pandemic beginning in 2020. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected. Increased government spending in response to COVID-19 can cause the national debt to rise higher, which could heighten these associated risks.
FUTURE DEVELOPMENTS. The Trust’s Board of Trustees (the “Board”) may, in the future, authorize a Fund to invest in securities contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.
INVESTMENT LIMITATIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.
Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.    Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will concentrate to approximately the same extent that its Index concentrates in the securities of such particular industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), registered investment companies, repurchase agreements collateralized by U.S. government securities and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry; however, each Fund will consider, when current portfolio holdings information is available, the portfolio of underlying investment companies when determining compliance with its concentration policy.
2.    Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
3.    Make loans, except to the extent permitted under the 1940 Act.
4.    Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.
5.    Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
6.    Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
In addition to the investment restrictions adopted as fundamental policies as set forth above, the Funds observe the following non- fundamental restrictions, which may be changed without a shareholder vote.
1.Under normal circumstances, at least 80% of the Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF’s net assets (plus any borrowings for investment purposes) will be invested in a combination of large cap growth equity securities and dividend-paying large cap equity securities (i.e., the component securities of the Index, including economic equivalents), and derivatives based on those securities (i.e., the Nasdaq-100 Dividend Futures that are used to construct the Dividend Component). The Fund defines “equity securities” to mean common and preferred stocks, rights, warrants, depositary receipts and ETFs that invest in the equity securities of companies included in the Nasdaq-100 Index. For purposes of this 80% investment policy, (i) the Fund will consider the underlying holdings of any ETFs in which the Fund invests, (ii) the notional value of the futures contracts that make up the Dividend Component, and (iii) the Fund will have some large cap growth investments, some dividend paying large cap investments, and some investments in both of these categories.
2.Under normal circumstances, the Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF will seek to invest at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) in growth securities (i.e., the component securities of the Index).
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except with respect to the borrowing of money. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Trust’s Board of Trustees has adopted a policy regarding the disclosure of information about the Funds’ security holdings. As exchange-traded funds, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with regulations of the Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of each Fund’s anticipated portfolio holdings as of the next Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.
The Funds will disclose on their website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.PacerETFs.com. Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.
The Trust’s portfolio holdings policy provides that neither the Funds nor their Adviser, Sub-Adviser, distributor or any agent, or any employee thereof (“Fund Representative”) will disclose a Fund’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Fund’s non-public actual portfolio holdings, as well as non-public information about its trading strategies or pending transactions including the portfolio holdings, trading strategies or pending transactions of any commingled fund portfolio which contains identical holdings as the Fund. Under the policy, neither a Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in a Fund’s public filings with the SEC or is disclosed on the Fund’s publicly accessible website. Information posted on a Fund’s website may be separately provided to any person commencing the day after it is first published on the Fund’s website.
Under the policy, each business day each Fund’s portfolio holdings information will be provided to the distributor or other agent for dissemination through the facilities of the NSCC and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants (defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of Funds in the secondary market. The distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects each Fund’s anticipated holdings on the following business day. “Authorized Participants” are generally large institutional investors that have been authorized by the distributor to purchase and redeem large blocks of Shares (known as Creation Units) pursuant to legal requirements, including the exemptive order granted by the SEC, to which the Funds offer and redeem Shares.
Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only in limited circumstances. Third-party recipients will be required to keep all portfolio holdings information confidential and prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Trust’s President or one of the principal officers of the Adviser. Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other parties (including, without limitation, individuals, institutional investors, and Authorized Participants that sell Shares of a Fund) only upon approval by the Trust’s President or one of the principal officers of the Adviser, who must first determine that the Fund has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holding information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality as determined by the Trust’s President or one of the principal officers of the Adviser.
CONTINUOUS OFFERING
The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Trust’s Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and its series are overseen by a Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.
Like most ETFs, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Sub-Adviser, the Distributor, and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, in an attempt to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser, or the Sub-Adviser, is responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.
The Board’s role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser and Sub-Adviser provide the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and Sub-Adviser, and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which a Fund may be exposed.
The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and Sub-Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreements with the Adviser, and Sub-Advisory Agreement with the Sub-Adviser, the Board meets with the Adviser and/or Sub-Adviser to review such services. Among other things, the Board regularly considers the Adviser’s and Sub-Adviser’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.
The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser, and Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer, as well as personnel of the Adviser, provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.
From their review of these reports and discussions with the Adviser, the Sub-Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost- effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser, Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from a Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.
Members of the Board and Officers of the Trust. There are four members of the Board of Trustees (each, a “Trustee”), three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Joe M. Thomson serves as Chairman of the Board, and Deborah G. Wolk serves as the Trust’s Lead Independent Trustee. The Lead Independent Trustee may preside at meetings, participate in formulating agendas for meetings, and/or coordinate with management to serve as a liaison between the Independent Trustees and management on matters. The Board of Trustees is comprised of a super-majority (75 percent) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.
The Board of Trustees has two standing committees: the Audit Committee and Nominating Committee. Each Committee is chaired by an Independent Trustee and composed of Independent Trustees.
The Audit Committee is comprised of all of the Independent Trustees. The function of the Audit Committee is to review the scope and results of the annual audit of the Funds and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Funds’ financial reporting. The Audit Committee also recommends to the Board of Trustees the annual selection of the independent registered public accounting firm for the Funds and it reviews and pre-approves audit and certain non-audit services to be provided by the independent registered public accounting firm.
The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees. The Committee meets on an as needed basis. The Nominating Committee will accept and review shareholder nominations for Trustees, which may be submitted to the Trust by sending the nomination to the Trust’s Secretary, c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.
Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President at Pacer Advisors, Inc. (since 2005)	57	0
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	57	0

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Jane K. Sagendorph Born: 1951	Trustee	Indefinite Term; since 2021	Retired. Accountant, BluFish Designs (2011-2023)	57	0
Colin C. Lake Born: 1971	Trustee	Indefinite Term; since 2021	President and CEO, Delaware Life Marketing (distribution) (since 2023), Founder/President, Developing the Next Leaders, Inc. (consulting) (2016-2023)	54	0
Individual Trustee Qualifications
The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of each Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.
The Trust has concluded that Mr. Thomson should serve as Trustee because of the experience he has gained as Founder and President of Pacer Advisors, Inc., Pacer Financial, Inc., and in his past roles with various registered broker-dealers and investment management firms. In addition, he holds the Certified Financial Planner® (CFP®), Chartered Life Underwriter® (CLU®), Chartered Financial Consultant® (ChFC®), and Chartered Mutual Fund Counselor (CMFC®) designations, the FINRA General Principal’s license, and the Pennsylvania Life & Annuity Insurance license.
The Trust has concluded that Ms. Wolk should serve as Trustee because of her experience in accounting services and computer modeling expertise to small business clients, as well as her prior positions in the corporate finance field. In addition, she holds the Chartered Financial Consultant® (ChFC®) designation. The Trust believes that Ms. Wolk’s extensive experience in accounting and finance provides an appropriate background in areas applicable to investment company oversight.
The Trust has concluded that Ms. Sagendorph should serve as Trustee because of her experience in the financial services industry as a comptroller of a financial marketing and wholesaling firm, as well as her experience providing accounting services to a small business client. The Trust believes that Ms. Sagendorph’s extensive experience in accounting and finance provides an appropriate background in areas applicable to investment company oversight.
The Trust has concluded that Mr. Lake should serve as Trustee because of his experience in the financial services industry. The Trust believes that Mr. Lake’s business acumen and understanding of financial issues provide an appropriate background in areas applicable to investment company oversight.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds.
Principal Officers of the Trust
The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

Name and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)

Name and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2005); Vice President, Pacer Financial, Inc. (since 2004)
Liam Clarke Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1996	Chief Compliance Officer and AML Officer	Indefinite Term; since 2023	Director, Vigilant, (since 2021); Financial Services Assurance Experienced Associate, PricewaterhouseCoopers, (2018-2021)
Fund Shares Owned by Board Members. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares of the Funds and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. Because the Funds are new, the Trustees and officers did not own any Shares of the Funds as of the date of this SAI.
Board Compensation. Independent Trustees are paid by the Adviser from the unified management fees paid to the Adviser and not by the Fund. The Independent Trustees each receive a per meeting trustee fee of $2,500, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with attendance at Board meetings, a fee of $500 for any committee or special Board meeting attended, an annual retainer fee of $10,000 per year, and an additional retainer fee of $500 for each committee chair. The Trust has no pension or retirement plan. No officer, director or employee of the Adviser, including Mr. Thomson, receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation estimated to be earned by each Trustee for the Funds’ fiscal year ending in 2025. Trustee compensation does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Estimated Aggregate Compensation From Each Fund	Estimated Total Compensation From Fund Complex Paid to Trustees
Interested Trustees
Joe M. Thomson	$0	$0
Independent Trustees
Deborah G. Wolk	$0	$24,000
Jane K. Sagendorph	$0	$24,000
Colin C. Lake	$0	$24,000
Control Persons and Principal Holders of Securities. Because the Funds are new, there were no beneficial owners as of the date of this SAI.
INVESTMENT ADVISER AND SUB-ADVISER
Pacer Advisors, Inc. serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”). The Adviser is a Pennsylvania company located at 500 Chesterfield Parkway, Malvern, Pennsylvania 19355. The Adviser is majority owned by Joe M. Thomson.
Pursuant to the Investment Advisory Agreement, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution-related services necessary for the Funds to operate. Each Fund pays the Adviser a fee equal to a percentage of the Fund’s average daily net assets, as follows:

Name of Fund	Management Fee
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	0.60%
Pacer MSCI World Industry Advantage ETF	0.65%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	0.49%
Pacer Nasdaq International Patent Leaders ETF	0.65%
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses, if any.
The Adviser, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund Shares, and otherwise currently pays all distribution costs for Fund Shares.
The Investment Advisory Agreement, with respect to the Funds, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Funds, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve the Investment Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.
The Investment Advisory Agreement with respect to the Funds is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Funds in the event Shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).
The Funds are new and have not paid management fees to the Adviser as of the date of this SAI.
Sub-Adviser to Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
The Adviser has retained Metaurus Advisors LLC, located at 22 Hudson Place, Third Floor, Hoboken, New Jersey 07030, to serve as sub-adviser for the Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF. The Sub-Adviser was established in 2016. The Sub-Adviser is controlled by Metaurus LLC, a privately-held Delaware corporation.
Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s Index, subject to the supervision of the Adviser and the Board. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive a sub-advisory fee, which is paid by the Adviser, not the Fund.
The Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and the Adviser, as sole shareholder of the Fund, in compliance with the 1940 Act. The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding Shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Sub-Adviser, or by the Sub-Adviser on 60 days’ written notice to the Adviser and the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The Fund is new and the Adviser and has not paid management fees to the Sub-Adviser as of the date of this SAI.
All Funds (except Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF)
Portfolio Managers. Each Fund employs a rules-based, passive investment strategy. The Adviser uses a committee approach to managing the Funds. Bruce Kavanaugh, Vice President of the Adviser, and Danke Wang, CFA, FRM, Head Portfolio Analyst and

Portfolio Manager, for the Adviser, are jointly and primary responsible for the day-to-day management of the Funds and have served as Fund portfolio managers since each Fund’s inception.
In addition to the Funds, the portfolio managers each co-manage the following other accounts (collectively, the “Other Accounts”) as of June 30, 2024:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	47	$43 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Portfolio Managers Fund Ownership. The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Portfolio Managers did not own any Shares of the Funds.
Portfolio Managers Compensation. Mr. Kavanaugh and Mr. Wang each receive a fixed salary from the Adviser. Mr. Kavanaugh and Mr. Wang are also eligible for additional bonuses; a fixed bonus and a bonus based on growth of the Adviser’s assets under management that is not based on performance of any accounts.
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
The Fund is managed by Richard P. Silva, Jr. and Brendan Greenwald for the Sub-Adviser (the “Portfolio Managers”).
In addition to the Fund, the Portfolio Managers each manage the following other accounts (collectively, the “Other Accounts”) as of June 30, 2024:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Richard P. Silva, Jr.
Registered Investment Companies	1	$415 million	0	$0
Other Pooled Investment Vehicles	1	$5.9 million	1	$5.9 million
Other Accounts	1	$54.3 million	0	$0
Brendan Greenwald
Registered Investment Companies	1	$415 million	0	$0
Other Pooled Investment Vehicles	1	$5.9 million	1	$5.9 million
Other Accounts	1	$54.3 million	0	$0
Portfolio Managers Fund Ownership. The Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Portfolio Managers did not own any Shares of the Fund.
Portfolio Managers Compensation. For services as portfolio managers to the Fund, Mr. Silva and Mr. Greenwald receive a fixed salary from the Sub-Adviser, subject to the Sub-Adviser’s discretion. The Portfolio Managers also share in the Sub-Adviser’s profits due to each Portfolio Manager’s ownership of the Sub-Adviser, and each Portfolio Manager is eligible to receive a discretionary bonus that is not tied to the performance of the Fund.
Description of Material Conflicts of Interest. A potential conflict of interest may arise as a result of the portfolio managers’ management of a Fund and Other Accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over a Fund. This conflict of interest may be exacerbated to the extent that the Adviser, Sub-Adviser, or a portfolio manager receives, or expects to receive, greater compensation from their management of the Other Accounts (some of which may receive a base and incentive fee) than from a Fund. Notwithstanding this theoretical conflict of interest, it is the Adviser’s and Sub-Adviser’s policy to manage each account based on its investment objectives and related restrictions, and the Adviser and Sub-

Adviser have adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions.
Codes of Ethics. The Trust, the Adviser, the Sub-Adviser, and the Distributor (as defined under “The Distributor”) have each adopted a code of ethics, including an insider trading policy, pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisors Act of 1940, as applicable. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, the Sub-Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics).
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.
Proxy Voting Policy. The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with a Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”) and has engaged a third-party proxy solicitation firm to assist with voting proxies in a timely manner. The Trust’s chief compliance officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.
Under the Proxy Voting Policies, in the absence of specific voting guidelines from the client, the Adviser will vote proxies in the best interest of each particular client. The Adviser has adopted the Glass Lewis Investment Manager Guidelines attached as Appendix A. They are designed to vote in a manner consistent with the Adviser’s investment decision making. The Adviser’s policy is to vote all proxies from a specific issuer the same way for each client, absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on our voting authority in the same manner that they may place such restrictions on the actual selection of account securities. Clients may direct the vote in a particular solicitation.
The Adviser will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services. The Adviser will generally vote against proposals that cause board members to become entrenched or cause unequal voting rights. In reviewing proposals, the Adviser will further consider the opinion of management, the effect on management, the effect on shareholder value and the issuer’s business practices.
When available, information on how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 will be available (1) without charge, upon request, by calling 1-800-617-0004 and (2) on the SEC’s website at www.sec.gov.
THE ADMINISTRATOR, TRANSFER AGENT, AND INDEX RECEIPT AGENT
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Transfer Agent”), serves as administrator, transfer agent, and index receipt agent for the Funds. Fund Services’ principal address is 615 East Michigan Street, Milwaukee, Wisconsin 53202. Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses. The Funds are new, and the Adviser has not paid Fund Services any fees for administration services to the Funds as of the date of this SAI.
THE CUSTODIAN
Pursuant to a Custody Agreement, U.S. Bank National Association, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of each Fund’s assets. The custodian holds and administers the assets in a Fund’s portfolios. Pursuant to the Custody Agreement, the custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee and certain settlement charges. The custodian also is entitled to certain out-of-pocket expenses.
SECURITIES LENDING ACTIVITIES
U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Funds. The Securities Lending Agent is responsible for the implementation and administration of the Funds’ securities lending program pursuant to an agreement between the Trust, on behalf of each Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Funds to lend available securities with any person on the Securities Lending Agent’s list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower;

(ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on a Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Funds a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions. Because the Funds are new, the Funds have not yet engaged in securities lending.
THE DISTRIBUTOR
The Trust and Pacer Financial, Inc. (the “Distributor”), an affiliate of the Adviser, are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes the Shares of the Funds. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain an active market in Shares. The principal business address of the Distributor is 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will solicit orders for the purchase of the Shares, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver Prospectuses and, upon request, SAIs to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker- dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of each Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on sixty (60) days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on sixty (60) days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser, Sub-Adviser, or their affiliates, out of their own resources and not out of the Funds’ assets (i.e., without additional cost to the Funds or their shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.
Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, Sub-

Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares of the Funds.
Distribution and Service Plan. The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its Shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including APs with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain APs for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.
LEGAL COUNSEL
Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel for the Trust. Duane Morris LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as legal counsel for the Independent Trustees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company, LLC, 2617 Huntingdon Pike, Huntingdon Valley, Pennsylvania 19006, serves as the independent registered public accounting firm for the Funds.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Fund Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Adviser and Sub-Adviser owe a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser and Sub-Adviser choose the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser and Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee,” a Fund may determine to not charge a variable fee on certain orders when the Adviser or Sub-Adviser have determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the changes to a Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to executed the Fund’s portfolio transactions in connection with such orders.
The Adviser and Sub-Adviser may use a Fund’s assets for, or participate in, third party soft dollar arrangements, in addition to receiving proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser and Sub-Adviser do not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Adviser and Sub-Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser and Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available commission in recognition of the broker’s provision of such services to the Adviser and Sub-Adviser, but only if the Adviser and Sub-Adviser determine the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
The Adviser and Sub-Adviser face a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser and Sub-Adviser are able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s and Sub-Adviser’s expenses to the extent that the Adviser and Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser and Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser and Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser and Sub-Adviser, effectively cross subsidizing the other accounts managed by the Adviser and Sub-Adviser that benefit directly from the product. The Adviser and Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.
The Adviser and Sub-Adviser are responsible, subject to oversight by the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser and Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser and Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.
A Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, and Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. The Funds are new and have not paid any commissions to affiliated brokers.
Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares. Because the Funds are new, as of the date of this SAI, the Funds do not have securities of “regular broker and dealers” to report.
Brokerage Commissions. The Funds are new and have not paid any brokerage commissions.
Directed Brokerage. The Funds are new and did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.
Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. A high turnover rate is likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services. The Funds are new and therefore do not have a portfolio turnover rate to report.
ADDITIONAL INFORMATION CONCERNING THE TRUST
The Declaration of Trust authorizes the issuance of an unlimited number of funds and Shares of each Fund. Each Share of each Fund represents an equal proportionate interest in any given Fund with any given Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. Each Fund’s Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
As described further in the Declaration of Trust, shareholders of the Trust or any Fund may not bring a derivative action to enforce the right of the Trust or an affected Fund, unless several conditions are met, including, among others, shareholders owning Shares representing no less than a majority of the then outstanding shares of the Trust or a Fund, as applicable, must join in bringing the derivative action, provided, however, the foregoing may not apply to the extent a claim arises under federal securities laws.
Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the Shares of the Trust. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation, which is owned by its member firms, including international broker dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. No Beneficial Owner shall have the right to receive a certificate representing such Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to Shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the fullest extent provided by law and in the manner provided in the By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and sells Shares of the Funds only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The NAV of a Fund’s Shares is calculated each Business Day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time on each day that the New York Stock Exchange is open. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the New York Stock Exchange and Trust are open for business.
Fund Deposits. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
The Funds, through NSCC, will make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposits (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposits are subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Creation Unit may be changed from time to time by the Adviser with a view to the investment objective of a Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s portfolio. However, there will be no intraday changes to Deposit Securities or Deposit Cash except to correct errors in the published list.
The Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, the Clearing Process (discussed below), the Federal Reserve System for U.S. Treasury Securities (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, resulting from certain corporate actions.
On a given Business Day, the Trust may require all Authorized Participants purchasing Creation Units on that day to deposit an amount of cash (that is a “cash in lieu” amount) to replace any Deposit Security that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit a “cash in lieu” to replace any Deposit Security which may not be available in sufficient quantity or which may not be eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting (“custom orders”). The Trust may in its discretion require an Authorized Participant to purchase Creation Units of the Fund in cash, rather than in-kind. On a given Business Day, the Trust may announce before the open of trading that all purchases of Creation Units of the Fund on that day will be made entirely in cash or, upon receiving a purchase order for Creation Units of the Fund from an Authorized Participant, the Trust may determine to require that purchase to be made entirely in cash.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Funds, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY SYSTEM”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees and taxes.
All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) of such Funds is received and accepted is referred to as the “Order Placement Date.”
The order cut-off time for orders to purchase Creation Units for the Funds is expected to be 4:00 p.m.. Eastern time. for GLBL, QQQG, PATN and 2:00 p.m., Eastern time, for QSIX, which time may be modified by the Funds from time-to-time by amendment to the Participant Agreement and/or applicable order form.
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Funds in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Funds’ investments are primarily traded is closed, the Funds will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day, as designated in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Funds is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of a Fund.
The order shall be deemed to be received on the Order Placement Date provided that the order is placed in proper form prior to the applicable cut-off time and the Deposit Cash, as applicable, and the Cash Component in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or Deposit Cash, as applicable, and the Cash Component in the appropriate amount are not received by the Custodian on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Funds for losses, if any, resulting there from. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. The Authorized Participant shall be liable to a Fund for losses, if any, resulting from unsettled orders.
Creation Units may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) the acceptance of a Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub- custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, are set forth in the table below. A Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if a Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

Name of Fund	Fixed Creation Transaction Fee
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	$300
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$300
Pacer MSCI World Industry Advantage ETF	$1,250
Pacer Nasdaq International Patent Leaders ETF	$500
In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. Redemption requests must be placed by or through an Authorized Participant. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund, regardless of the number of Creation Units redeemed in the transaction are set forth in the table below. A Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

Name of Fund	Fixed Redemption Transaction Fee
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	$300
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$300
Pacer MSCI World Industry Advantage ETF	$1,250
Pacer Nasdaq International Patent Leaders ETF	$500
In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.
Procedures for Redemption of Creation Units. Orders to redeem Creation Units of the Funds must be submitted in proper form to the Transfer Agent prior to 4:00 p.m., Eastern time, for GLBL, QQQG and PATN, and prior to 2:00 p.m., Eastern time for QSIX. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker- dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within one business day of the trade date.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date. The Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.
In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.
Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund

Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
Because the portfolio securities of the Funds may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their Shares of the Funds, or to purchase or sell Shares of the Funds on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Required Early Acceptance of Orders. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, a Fund may require orders to be placed or notification of orders to be received prior to the trade date, as described in the Participant Agreement or the applicable order form, to receive the trade date’s net asset value. Orders to purchase Shares of the Funds that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the order form.
DETERMINATION OF NAV
Net asset value per Share for the Funds is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined at the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of each Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to each Fund’s portfolio investments. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.
In calculating the Funds’ NAV per Share, each Fund’s investments are generally valued using market quotations to the extent such market quotations are readily available. If market quotations are not readily available or are deemed to be unreliable by the Adviser, the Adviser will fair value such investments and use the fair value to calculate the Funds’ NAV. When fair value pricing is employed, the prices of securities used by the Adviser to calculate the Funds’ NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others, or the value when trading resumes or is realized upon its sale. There may be multiple methods that can be used to value a portfolio investment when market quotations are not readily available. The value established for any portfolio investment at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year. The Funds may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Funds, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Funds reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book- entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Funds at NAV per Share. Distributions reinvested in additional Shares of the Funds will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following discussion of certain U.S. federal income tax consequences of investing in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. Tax reform legislation commonly known as the Tax Cuts and Jobs Act (the “TCJA”) was enacted on December 22, 2017. The Tax Act made significant changes to the U.S. federal income tax rules for individuals and corporations, generally effective for taxable years beginning after December 31, 2017. The application of certain provisions of the TCJA is uncertain, and the changes in the act may have indirect effects on a Fund, its investments and its shareholders that cannot be predicted. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.
Qualification as a Regulated Investment Company (RIC). Each Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. To qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things:
(a)derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);
(b)diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and
(c)distribute with respect to each taxable year an amount at least equal to the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.
In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.
The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% test described in (a) above if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund’s status as a RIC for all years to which the regulations are applicable.
Under the TCJA, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The TCJA does not contain a provision permitting a RIC, such as the Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in REITs will enjoy the deduction and, thus, the lower federal income tax rate, but investors in a RIC, such as certain of the Fund, that invest in such REITs will not. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable the Fund to pass through the special character of “qualified REIT dividends” to its shareholders.
Taxation of the Funds. If the Funds qualify for treatment as RICs, the Funds will not be subject to federal income tax on income and gains that are distributed in a timely manner to their shareholders in the form of dividends.
If, for any taxable year, a Fund was to fail to qualify as a RIC or was to fail to meet the distribution requirement, they would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, a Fund’s distributions, to the extent derived from the Fund’s current and accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, a Fund would be required to pay out its earnings and profits accumulated in that year to qualify for treatment as a RIC in a subsequent year. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but to do so that Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year.
The Funds intend to distribute, at least annually, substantially all of their investment company taxable income and net capital gains. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their Shares of such undistributed amount, (ii) will be deemed to have paid their proportionate Shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and (iii) will be entitled to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of Shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder.
If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. The Funds intend to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that they will be able to do so. The Funds may in certain circumstances be required to liquidate Fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as a RIC.
A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, and certain other late-year losses.
The treatment of capital loss carryovers for the Funds is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains)

the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.
Fund Distributions. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional Shares. Moreover, distributions of a Fund’s Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Investors may therefore wish to avoid purchasing Shares at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains must generally be distributed even when a Fund’s NAV also reflects unrealized losses.
Dividends and other distributions are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to its shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.
Distributions by a Fund of investment income is generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions from a Fund’s net capital gain (the excess of a Fund’s net long-term capital gain over its net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For individuals, long-term capital gains are currently subject to a reduced maximum tax rate of 20%. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.
Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of non- corporate shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be reported as qualified dividend income.
A dividend will not be treated as qualified dividend income (at either a Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before the ex-dividend date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. In addition, distributions that the Funds receive from an ETF or an underlying fund taxable as a RIC will be treated as qualified dividend income only to the extent so reported by such ETF or underlying fund.
Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that a Fund has held for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the share becomes ex-dividend with respect to such dividend (91 days during the 181-day period beginning 90 days before the ex-dividend date in the case of certain preferred stock) or (3) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends- received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of the Fund or (2) by application of the Code.
To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Dividends and distributions from a Fund will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.
If a Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of that shareholder’s tax basis in its Shares, and thereafter as capital gain, assuming the shareholder holds his or her Shares as capital assets. A return of capital is not taxable, but reduces a shareholder’s tax basis in its Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its Shares.
The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.
Sale or Exchange of Shares. A sale or exchange of Shares in the Funds may give rise to a gain or loss. For tax purposes, an exchange of Shares of a Fund for shares of a different fund is the same as a sale. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of Shares will be disallowed if other substantially identical Shares of the Funds are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.
Tax Treatment of Complex Securities. The Funds may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect a Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.
Some debt obligations that are acquired by a Fund may be treated as having original issue discount (“OID”). Generally, the Funds will be required to include OID in taxable income over the term of the debt security, even though payment of the OID is not received until a later time, usually when the debt security matures. If a Fund holds such debt instruments, it may be required to pay out as distributions each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary.
The Funds are required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require a Fund to mark-to-market certain types of positions in its portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, the Funds may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.
Backup Withholding. A Fund (or a financial intermediary, such as a broker, through which a shareholder holds Fund Shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.
Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign- source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A beneficial holder of Shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of Shares of the Funds or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.
A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund Shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2018) for shareholders who own their Shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. A Fund will not pay any additional amounts in respect to any amounts withheld.
For a non-U.S. person to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service (“IRS”).
A beneficial holder of Shares who is a non-U.S. person may be subject to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.
Section 351. The Trust on behalf of the Funds has the right to reject an order for a purchase of Shares of the Trust if the purchaser (or any group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
Foreign Investments. Income received by the Funds from sources within foreign countries and U.S. possessions (including, for example, dividends or interest on stock or securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries and U.S. possessions that would reduce the yield on a Fund’s stock or securities. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.
If as of the end of the Funds’ taxable year more than 50% of the value of a Fund’s assets consist of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens, resident aliens, or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during that taxable year to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, a Fund will treat those taxes as dividends paid to its shareholders who must include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per Share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.
If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. In such instances, the Funds intend to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.
Foreign Currency Transactions. A Fund’s transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements and for avoiding the excise tax described above. The Funds intend to monitor their transactions, intend to make the appropriate tax elections, and intend to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of a Fund as a RIC and minimize the imposition of income and excise taxes.
The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from income that qualifies for a Fund to satisfy the RIC requirements of the Code described above if such gains are not directly related to a Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing a Fund’s status as a RIC for all years to which the regulations are applicable.
An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities for Creation Units cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.
Certain Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Cost Basis. Legislation passed by Congress now requires the reporting of adjusted cost basis information for covered securities, which generally include Shares of a RIC acquired to the IRS and to taxpayers. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.
General Considerations. The federal income tax discussion set forth above is for general information only. Shares of the Fund held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from a Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of Shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.
State Taxes. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of Shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that a Fund will not be liable for any corporate tax in Delaware if it qualifies as a RIC for federal income tax purposes.
FINANCIAL STATEMENTS
Financial Statements and Annual Reports will be available after the Funds have completed a fiscal year of operations. When available, you may request a copy of the Funds’ Annual Report at no charge by calling 1-800-617-0004 or through the Funds’ website at www.PacerETFs.com.

APPENDIX A
The Adviser has adopted the following guidelines with respect to the Adviser’s proxy voting responsibilities for the Funds.
GLASS LEWIS INVESTMENT MANAGER GUIDELINES

The Glass Lewis Investment Manager Guidelines are designed to maximize returns for investment managers by voting in a manner consistent with such managers’ active investment decision-making. The guidelines are designed to increase investor’s potential financial gain through the use of the shareholder vote while also allowing management and the board discretion to direct the operations, including governance and compensation, of the firm.

The guidelines will ensure that all issues brought to shareholders are analyzed in light of the fiduciary responsibilities unique to investment advisors and investment companies on behalf of individual investor clients including mutual fund shareholders. The guidelines will encourage the maximization of return for such clients through identifying and avoiding financial, audit and corporate governance risks.

MANAGEMENT PROPOSALS

ELECTION OF DIRECTORS
In analyzing directors and boards, Glass Lewis’ Investment Manager Guidelines generally support the election of incumbent directors except when a majority of the company’s directors are not independent or where directors fail to attend at least 75% of board and committee meetings. In a contested election, we will apply the standard Glass Lewis recommendation.

AUDITOR
The Glass Lewis Investment Manager Guidelines will generally support auditor ratification except when the non-audit fees exceed the audit fees paid to the auditor.

COMPENSATION
Glass Lewis recognizes the importance in designing appropriate executive compensation plans that truly reward pay for performance. We evaluate equity compensation plans based upon their specific features and will vote against plans than would result in total overhang greater than 20% or that allow the repricing of options without shareholder approval.

The Glass Lewis Investment Manager Guidelines will follow the general Glass Lewis recommendation when voting on management advisory votes on compensation (“say-on-pay”) and on executive compensation arrangements in connection with merger transactions (i.e., golden parachutes). Further, the Investment Manager Guidelines will follow the Glass Lewis recommendation when voting on the preferred frequency of advisory compensation votes.

AUTHORIZED SHARES
Having sufficient available authorized shares allows management to avail itself of rapidly developing opportunities as well as to effectively operate the business. However, we believe that for significant transactions management should seek shareholder approval to justify the use of additional shares. Therefore shareholders should not approve the creation of a large pool of unallocated shares without some rational of the purpose of such shares. Accordingly, where we find that the company has not provided an appropriate plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically vote against the authorization of additional shares. We also vote against the creation of or increase in (i) blank check preferred shares and (ii) dual or multiple class capitalizations.

SHAREHOLDER RIGHTS
Glass Lewis Investment Manager Guidelines will generally support proposals increasing or enhancing shareholder rights such as declassifying the board, allowing shareholders to call a special meeting, eliminating supermajority voting and adopting majority voting for the election of directors. Similarly, the Investment Manager Guidelines will generally vote against proposals to eliminate or reduce shareholder rights.

MERGERS/ACQUISITIONS
Glass Lewis undertakes a thorough examination of the economic implications of a proposed merger or acquisition to determine the transaction’s likelihood of maximizing shareholder return. We examine the process used to negotiate the transaction as well as the terms of the transaction in making our voting recommendation.

A-1

SHAREHOLDER PROPOSALS
We review and vote on shareholder proposals on a case-by-case basis. We recommend supporting shareholder proposals if the requested action would increase shareholder value, mitigate risk or enhance shareholder rights but generally recommend voting against those that would not ultimately impact performance.

GOVERNANCE
The Glass Lewis Investment Manager Guidelines will support reasonable initiatives that seek to enhance shareholder rights, such as the introduction of majority voting to elect directors, elimination in/reduction of supermajority provisions, the declassification of the board and requiring the submission of shareholder rights’ plans to a shareholder vote. The guidelines generally support reasonable, well- targeted proposals to allow increased shareholder participation at shareholder meetings through the ability to call special meetings and ability for shareholders to nominate director candidates to a company’s board of directors. However, the Investment Manager Guidelines will vote against proposals to require separating the roles of CEO and chairman.

COMPENSATION
The Glass Lewis Investment Manager Guidelines will generally oppose any shareholder proposals seeking to limit compensation in amount or design. However, the guidelines will vote for reasonable and properly-targeted shareholder initiatives such as to require shareholder approval to reprice options, to link pay with performance, to eliminate or require shareholder approval of golden coffins, to allow a shareholder vote on excessive golden parachutes (i.e., greater than 2.99 times annual compensation) and to claw back unearned bonuses. The Investment Manager Guidelines will vote against requiring companies to allow shareholders an advisory compensation vote.

ENVIRONMENT
Glass Lewis’ Investment Manager Guidelines vote against proposals seeking to cease a certain practice or take certain action related to a company’s activities or operations with environmental. Further, the Glass Lewis’ Investment Manager Guidelines generally vote against proposals regarding enhanced environment disclosure and reporting, including those seeking sustainability reporting and disclosure about company’s greenhouse gas emissions, as well as advocating compliance with international environmental conventions and adherence to environmental principles like those promulgated by CERES.

SOCIAL
Glass Lewis’ Investment Manager Guidelines generally oppose proposals requesting companies adhere to labor or worker treatment codes of conduct, such as those espoused by the International Labor Organization, relating to labor standards, human rights conventions and corporate responsibility at large conventions and principles. The guidelines will also vote against proposals seeking disclosure concerning the rights of workers, impact on local stakeholders, workers’ rights and human rights in general. Furthermore, the Investment Manager Guidelines oppose increased reporting and review of a company’s political and charitable spending as well as its lobbying practices.
A-2

PACER FUNDS TRUST
PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	(1)
Certificate of Trust dated August 12, 2014 was previously filed with the Registrant’s Initial Registration Statement on January 15, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)
Amended Declaration of Trust dated December 20, 2021 was previously filed with Post-Effective Amendment 91 to the Registrant’s Registration Statement on April 6, 2022 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(b)
By-Laws dated August 12, 2014 were previously filed with the Registrant’s Initial Registration Statement on January 15, 2015 (File Nos. 333-201530 and 811-23024) and are incorporated herein by reference.

(c)			Instruments Defining Rights of Security Holders—Incorporated by reference to Articles III, V, VI, VII and VIII of the Declaration of Trust and By-Laws.
(d)	(1)
Investment Advisory Agreement between the Registrant and Pacer Advisors, Inc. dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)		Amended Schedule A dated August 14, 2024 to the Investment Advisory Agreement dated May 26, 2015 — Filed Herewith.
	(3)
Form of Investment Sub-Advisory Agreement between Pacer Advisors, Inc. and Vident Advisory LLC was previously filed with Post-Effective Amendment 51 to the Registrant's Registration Statement on October 11, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(4)
Form of Investment Sub-Advisory Agreement between Pacer Advisors, Inc. and CSOP Asset Management Limited was previously filed on Form N-14 to the Registrant's Registration Statement on November 13, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(5)
Investment Sub-Advisory Agreement between Pacer Advisors, Inc. and Swan Global Management, LLC dated August 20, 2020 was previously filed with Post-Effective Amendment 71 to the Registrant's Registration Statement on December 21, 2020 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(6)	(A)
Investment Sub-Advisory Agreement between Pacer Advisors, Inc. and Metaurus Advisors LLC was previously filed with Post-Effective Amendment 77 to the Registrant's Registration Statement on July 1, 2021 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(7)
Investment Sub-Advisory Agreement between Pacer Advisors, Inc. and Aristotle Pacific Capital, LLC was previously filed with Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on August 25, 2023 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(e)	(1)
Distribution Agreement between the Registrant and Pacer Financial, Inc. dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)		Amended Appendix A dated August 14, 2024 to the Distribution Agreement dated May 26, 2015 — Filed Herewith.
(f)			Bonus, profit sharing contracts—None.
(g)	(1)
Custody Agreement between the Registrant and U.S. Bank National Association dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)
Third Amendment to Custody Agreement between the Registrant and U.S. Bank National Association dated June 1, 2017, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on August 28, 2017 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(3)		Amended Exhibit B dated August 14, 2024 to the Custody Agreement dated May 26, 2015, as amended — Filed Herewith.
(h)			Other Material Contracts.
	(1)	(A)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

		(B)
Fourth Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 1, 2017, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on August 28, 2017 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

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		(C)	Amended Exhibit A dated August 14, 2024 to the Fund Administration Servicing Agreement dated May 26, 2015, as amended — Filed Herewith.
	(2)	(A)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(B)
Third Amendment to Transfer Agent Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 1, 2017, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on August 28, 2017 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

		(C)	Amended Exhibit A to the Transfer Agent Agreement dated August 14, 2024 — Filed Herewith.
	(3)	(A)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated May 26, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(B)
Fourth Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 1, 2017, was previously filed with Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on August 28, 2017 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

		(C)	Amended Exhibit A dated August 14, 2024 to the Fund Accounting Servicing Agreement dated May 26, 2015, as amended — Filed Herewith.
(4)
Form of Authorized Participant Agreement was previously filed with Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on August 26, 2020 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(5)	(A)
Powers of Attorney were previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and are incorporated herein by reference.

(B)
Power of Attorney previously filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on Form N-14 on September 16, 2021 (File Nos. 333-258895 and 811-23024) and is incorporated herein by reference.

(C)
Power of Attorney was previously filed with Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on December 6, 2021 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(6)	(A)
Ultra Series Fund Rule 12d1-4 Fund of Funds Investment Agreement was previously filed with Post-Effective Amendment 93 to the Registrant’s Registration Statement on May 6, 2022 (File Nos. 333-201530 and 811-823024) and is incorporated herein by reference.

(B)
Lazard Funds, Inc. Rule 12d1-4 Fund of Funds Investment Agreement was previously filed with Post-Effective Amendment 98 to the Registrant’s Registration Statement on January 19, 2023 (File Nos. 333-201530 and 811-823024) and is incorporated herein by reference.

(6)
Advisory Fee Waiver Agreement (INDS & SRVR) was previously filed with Post-Effective Amendment 104 to the Registrant’s Registration Statement on February 26, 2024 (File Nos. 333-201530 and 811-823024) and is incorporated herein by reference.

(i)	(1)
Opinion and Consent of Morgan, Lewis & Bockius LLP for Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF, Pacer Trendpilot™ 100 ETF and Pacer US Export Leaders ETF is incorporated herein by reference to Exhibit (i) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on May 27, 2015 (File Nos. 333-201530 and 811-23024).

(2)
Opinion and Consent of Morgan, Lewis & Bockius LLP for Pacer Trendpilot™ European Index ETF, Pacer Autopilot Hedged European Index ETF, Pacer Global Cash Cows Dividend ETF (formerly known as the Pacer Global High Dividend ETF) and Pacer International Export Leaders ETF is incorporated herein by reference to Exhibit (i) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 25, 2015 (File Nos. 333-201530 and 811-23024).

(3)
Opinion and Consent of Morgan, Lewis & Bockius LLP for Pacer US Cash Cows 100 ETF, Pacer Developed Markets International Cash Cows 100 ETF, and Pacer US Small Cap Cash Cows 100 ETF (formerly known as the Pacer Emerging Markets Cash Cows 100 ETF), was previously filed with Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on December 12, 2016 and is incorporated herein by reference (File Nos. 333-201530 and 811-23024).

(4)
Opinion and Consent of Practus, LLP for Pacer Trendpilot US Bond ETF was previously filed with Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on October 11, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(5)
Opinion and Consent of Practus, LLP for Pacer American Energy Independence ETF was previously filed with Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on December 11, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(6)
Opinion and Consent of Practus, LLP for Pacer CSOP FTSE China A50 ETF was previously filed with Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on December 18, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

2

	(7)
Opinion and Consent of Practus, LLP for Pacer Lunt Large Cap Alternator ETF, Pacer Lunt MidCap Multi-Factor Alternator ETF, Pacer Large Cap Multi-Factor Alternator ETF, and Pacer BioThreat ETF was previously filed with Post-Effective Amendment 64 to the Registrant's Registration Statement on June 22, 2020 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(8)
Opinion and Consent of Practus, LLP for Pacer Swan SOS ETFs was previously filed with Post-Effective Amendment 71 to the Registrant's Registration Statement on December 21, 2020 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(9)
Opinion and Consent of Practus, LLP for Pacer Metaurus ETFs was previously filed with Post-Effective 77 to the Registrant's Registration Statement on July 1, 2021 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(10)
Opinion and Consent of Practus, LLP for Pacer Pacific Asset Floating Rate High Income ETF was previously filed with Post-Effective Amendment 82 to the Registrant’s Registration Statement on October 19, 2021 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(11)
Opinion and Consent of Practus, LLP for Pacer BlueStar Digital Entertainment ETF and Pacer BlueStar Engineering the Future ETF was previously filed with Post-Effective Amendment 91 to the Registrant’s Registration Statement on April 6, 2022 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(12)
Opinion and Consent of Practus, LLP for Pacer Data and Digital Revolution ETF and Pacer Industrials and Logistics ETF was previously filed with Post-Effective Amendment 93 to the Registrant’s Registration Statement on May 6, 2022 (File Nos. 333-201530 and 811-823024) and is incorporated herein by reference.

	(13)
Opinion and Consent of Practus, LLP for Pacer US Large Cap Cash Cows Growth Leaders ETF was previously filed with Post-Effective Amendment 97 to the Registrant’s Registration Statement on December 19, 2022 (File Nos. 333-201530 and 811-823024) and is incorporated herein by reference.

	(14)
Opinion and Consent of Practus, LLP for Pacer US Small Cap Cash Cows Growth Leaders ETF was previously filed with Post-Effective Amendment 100 to the Registrant’s Registration Statement on April 4, 2023 (File Nos. 333-201530 and 811-23024 and is incorporated herein by reference.

	(15)
Opinion and Consent of Practus, LLP for Pacer Developed Markets Cash Cows Growth Leaders ETF was previously filed with Post-Effective Amendment 106 to the Registrant’s Registration Statement on March 20, 2024 (File Nos. 3330-201530 and 811-23024 and is incorporated herein by reference.

	(16)
Opinion and Consent of Practus, LLP for Pacer Metaurus International Developed Markets Dividend Multiplier 400 ETF, was previously filed with Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on July 5, 2024 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(17)
Opinion and Consent of Practus, LLP for Pacer Metarus Nasdaq 100 Dividend Multiplier 600 ETF, Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF, Pacer MSCI World Industry Advantage ETF and Pacer Nasdaq International Patent Leaders ETF — Filed Herewith.

(j)	(1)
Consent of the Pacer American Energy Independence ETF Predecessor Fund's Accounting Firm was previously filed with Post-Effective Amendment 53 to the Registrant's Registration Statement on December 11, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)
Consent of the Pacer CSOP FTSE China A50 ETF Predecessor Fund's Accounting Firm was previously filed with Post-Effective Amendment 55 to the Registrant's Registration Statement on December 18, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(3)
Consent of the Pacer Pacific Asset Floating Rate High Income ETF Predecessor Fund's Accounting Firm was previously filed with Post-Effective Amendment 82 to the Registrant’s Registration Statement on October 19, 2021 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(4)	Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(k)		Financial statements omitted from prospectus — None.
(l)
Subscription Agreement dated May 15, 2015, was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(m)	(1)
Rule 12b-1 Plan was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

	(2)
Amended Schedule A to Rule 12b-1 Plan dated July 5, 2024, was previously filed with Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on July 5, 2024 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(n)		Rule 18f-3 Plan — None.
(o)		Reserved.
(p)	(1)
Code of Ethics of Pacer Funds Trust was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

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(2)
Code of Ethics of Pacer Advisors, Inc. dated August 3, 2017 was previously filed with Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on April 30, 2019 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(3)
Code of Ethics of Pacer Financial, Inc. was previously filed with Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on May 27, 2015 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(4)
Code of Ethics of Vident Advisory, LLC & Vident Investment Advisory, LLC was previously filed with Post-Effective Amendment 91 to the Registrant’s Registration Statement on April 6, 2022 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(5)
Code of Ethics of CSOP Asset Management Limited was previously filed with Post-Effective Amendment No. 66 to the Registrant's Registration Statement on August 26, 2020 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(6)
Code of Ethics of Swan Global Management, LLC was previously filed with Post-Effective Amendment 71 to the Registrant's Registration Statement on December 21, 2020 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(7)
Code of Ethics of Metaurus Advisors LLC was previously filed with Post-Effective 77 to the Registrant's Registration Statement on July 1, 2021 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

(8)
Code of Ethics of Aristotle Pacific Capital LLC was previously filed with Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on August 25, 2023 (File Nos. 333-201530 and 811-23024) and is incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control with Registrant

Not Applicable.

Item 30. Indemnification

Reference is made to Article VII, Section III of the Registrant’s Declaration of Trust, which was filed with the Registrant’s Registration Statement on April 6, 2022. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser
This Item incorporated by reference each investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.	Investment Adviser	SEC File No.
Pacer Advisors, Inc.	801-79654	CSOP Asset Management Limited	801-79092
Vident Investment Advisory, LLC	801-80534	Swan Global Management, LLC	801-80552
Metaurus Advisors LLC	801-121194	Aristotle Pacific Capital, LLC	801-117402

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Item 32. Principal Underwriter

(a)    Pacer Financial, Inc., the Registrant’s principal underwriter, does not act as principal underwriter for any other investment companies.

(b)To the best of Registrant’s knowledge, the directors and executive officers of Pacer Financial, Inc. are as follows:

Name and Principal Business Address (1)	Position and Offices with Pacer Financial, Inc.	Positions and Offices with Registrant
Joe M. Thomson	President, CCO	President, Chairman
Joann Thomson	Secretary, Treasurer	None
Paul L. Giorgio	FINOP	None
(1)The principal business address for each of the above directors and executive officers is 500 Chesterfield Parkway, Malvern, Pennsylvania 19355.

(c)Not applicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, Pennsylvania 19355
Sub-Advisor for the Pacer Trendpilot US Bond ETF	Vident Investment Advisory, LLC 1125 Sanctuary Parkway, Suite 515 Alpharetta, GA 30009
Sub-Advisor for the Pacer CSOP FTSE China A50 ETF	CSOP Asset Management Limited 2801-2803, Two Exchange Square 8 Connaught Place Central, Hong Kong
Sub-Advisor for the Pacer Swan SOS ETFs	Swan Global Management, LLC 20 Ridge Top Palmas Del Mar Humacao, PR 00791
Sub-Advisor for the Pacer Metaurus ETFs	Metaurus Advisors LLC 22 Hudson Place, Third Floor Hoboken, New Jersey 07030
Sub-Advisor for the Pacer Pacific Asset Floating Rate High Income ETF	Aristotle Pacific Capital, LLC 840 Newport Center Drive, 7th Floor Newport Beach, CA 92660
Registrant’s Distributor	Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, Pennsylvania 19355
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Malvern and the State of Pennsylvania on August 14, 2024.

Pacer Funds Trust

By:    /s/ Joe M. Thomson
    Joe M. Thomson
    President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated as of August 14, 2024.

Signature	Title

Deborah G. Wolk*	Lead Independent Trustee
Deborah G. Wolk

Colin C. Lake*	Trustee
Colin C. Lake

Jane K. Sagendorph*	Trustee
Jane K. Sagendorph

/s/ Joe M. Thomson	Trustee, President, and Principal Executive Officer
Joe M. Thomson

/s/ Sean E. O’Hara	Treasurer and Principal Financial Officer
Sean E. O’Hara

*By:	/s/ Sean E. O’Hara
Sean E. O’Hara Attorney-in-Fact pursuant to Powers of Attorney previously filed